As filed with the Securities and Exchange
Commission on December 17, 2009
1933 ACT FILE NO. 002-29502
1940 ACT FILE NO. 811-01677

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 (X)
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 83
AND/OR
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 (X)
AMENDMENT NO. 62
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK CAPITAL SERIES
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT’S TELEPHONE NUMBER INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	on (March 1, 2010) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
Classic Value Fund

PROSPECTUS 3–1–10

▶ Class / Ticker     A / PZFVX     B / JCVBX     C / JCVCX

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A Domestic Equity Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Classic Value Fund

5	Investment strategies

5	Risks of investing

6	Who’s who

8	Financial highlights

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

20	Additional investor services

For more information See back cover

 Fund summary

John Hancock

Classic Value Fund

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages XX to XX of the prospectus under “Sales charge reductions and waivers” or pages XX to XX of the fund’s Statement of Additional Information (the SAI) under “Initial sales charge on Class A shares.”

Shareholder transaction expenses are fees charged directly to your account.

Annual operating expenses are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.85	0.85	0.85

Distribution and service (12b-1) fees	0.25	1.00	1.00

Other expenses	0.56	0.56	0.55

Total fund operating expenses	1.66	2.41	2.40

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C

Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	660	660	744	244	343	243

3 Years	997	997	1,051	751	748	748

5 Years	1,357	1,357	1,485	1,285	1,280	1,280

10 Years	2,367	2,367	2,561	2,561	2,736	2,736

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

Under normal conditions, the fund invests at least 80% of its net assets in domestic equity securities.

In managing the fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book and below market average, as defined by the Standard & Poor’s 500 Index.

Classic Value Fund – Fund summary

2

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2009, this included companies with market values above approximately $XX billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. As a result of the subadviser’s research and stock selection, the fund may focus on particular sectors of the economy. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

■	cheap on the basis of current price to estimated normal level of earnings
■	current earnings below normal levels
■	a sound plan to restore earnings to normal
■	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade, and securities of foreign issuers that are not publicly traded in the United States, including depositary receipts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Past performance

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Fund/PerformanceTable.aspx?ProductType=Mutual Fund or call Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns These include sales charges. Performance of a broad-based market index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax- advantaged investment plan.

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3

Calendar year total returns[1] — Class A (%)

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
0.29	35.88	13.07	−6.37	36.25	14.28	8.81	16.54	−14.2	−46.55

1	The fund’s total return for the ten months ended October 31, 2009, was [ ]%.

Best/Worst quarterly results during this time period were:

Best quarter: Q[ ] [year date], [ ]%	Worst quarter: Q[ ] [year date], [ ]%

Average annual total returns (%)	1 Year	5 Year	10 Year	Inception

as of 12-31-08				11-11-02

Class A before tax	−49.22	−8.79	2.18	—

After tax on distributions	−50.09	−9.52	1.56	—

After tax on distributions, with sale	−31.65	−7.05	1.94	—

Class B before tax	−49.46	−8.83	—	−1.27

Class C before tax	−47.50	−8.55	—	−1.29

Russell 1000 Value Index	−36.85	−0.79	1.36	4.21

Investment management

Investment adviser John Hancock Advisers, LLC
Subadviser Pzena Investment Management, LLC

Portfolio management

Antonio DeSpirito III
Principal and portfolio manager
Joined fund team in 2006

John P. Goetz
Managing principal and co-chief investment officer
Managed fund since inception

Richard S. Pzena
Founder, managing principal, chief executive officer and co-chief investment officer
Managed fund since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class A, B AND C shares of the fund is $2,500, except for Coverdell ESAs it is $2,000 and group investments is $250. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 9510, Portsmouth, NH 03802-9510; or by telephone: 1-800-225-5291.

Taxes

The fund typically declares and pays income dividends and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to broker-dealers and other financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two ways; directly, by the payment of sales commissions, if any, and indirectly, as a result of the fund paying Rule 12b-1 fees. The fund’s related companies may pay intermediaries for the sale of fund shares and related services. These payments may influence the financial intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Investment strategies

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past,

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5

economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Who’s who

Following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC (JHA)
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, JHA is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of December 31, 2009, the adviser had total assets under management of approximately $XX billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of

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6

the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily assets of the fund.

Average Daily Net Assets	Annual Rate

First $2.5 billion	0.790%

Next $2.5 billion	0.780%

Excess over $5 billion	0.770%

During its most recent fiscal year, the fund paid to the investment adviser a management fee equal to 0.84% of net assets. During the period, the maximum advisory fee payable amounted to 0.85%. The fee schedule shown above became effective on October 1, 2009.

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s April 30, 2009 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (Pzena)
120 West 45th Street, 20th Floor
New York, NY 10036

Pzena, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of December 31, 2009, Pzena managed on a worldwide basis more than $XX billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Joined fund team in 2006

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996−2005), Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the financial performance of Class A, B and C shares, including total return information showing how much an investment in the fund has increased or decreased each year.

The financial statements of the fund have been audited by [                    ], independent registered public accounting firm. The report of [                    ] is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares
Per share operating performance period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[1]

Net asset value, beginning of year	$15.07	$20.27	$23.01	$24.64	$27.67	$21.53

Net investment income[2]	0.20	0.17	0.15	0.23	0.34	0.25

Net realized and unrealized gain (loss) on investments	5.25	2.73	1.88	3.84	(4.24)	(9.40)

Total from investment operations	5.45	2.90	2.03	4.07	(3.90)	(9.15)

Less distributions

From net investment income	(0.13)	(0.09)	(0.10)	(0.19)	(0.41)	—

From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—

Total distributions	(0.25)	(0.16)	(0.40)	(1.04)	(2.24)

Net asset value, end of year	$20.27	$23.01	$24.64	$27.67	$21.53	$12.38

Total return[3] (%)	36.25 [4]	14.28 [4]	8.81 [4]	16.54	(14.20)	(42.50)[4,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$145	$1,223	$3,017	$5,987	$4,000	$1,711

Ratios (as a percentage of average net assets):

Expenses before reductions	1.52	1.40	1.36	1.30	1.28	1.38	[5]

Expenses net of all fee waivers	1.16	1.30	1.32	1.30	1.28	1.32	[5,7]

Expenses net of all fee waivers and credits	1.16	1.30	1.32	1.30	1.28	1.32	[5,7]

Net investment income	1.13	0.81	0.65	0.89	1.22	1.61	[5]

Portfolio turnover (%)	25	16	27	20	35	30

1	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Annualized.

6	Not annualized.

7	Includes 0.01% related to interest expense.

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Financial highlights, continued

Class B Shares
Per share operating performance period ended	12-31-03		12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[1]

Net asset value, beginning of year	$15.05		$20.24	$22.89	$24.42	$27.40	$21.34

Net investment income (loss)[2]	0.07		0.01	(0.03)	0.04	0.13	0.13

Net realized and unrealized gain (loss) on investments	5.24		2.71	1.86	3.79	(4.16)	(9.28)

Total from investment operations	5.31		2.72	1.83	3.83	(4.03)	(9.15)

Less distributions

From net investment income	—	[3]	—	—	—	(0.20)	—

From net realized gain	(0.12)		(0.07)	(0.30)	(0.85)	(1.83)	—

Total distributions	(0.12)		(0.07)	(0.30)	(0.85)	(2.03)	—

Net asset value, end of year	$20.24		$22.89	$24.42	$27.40	$21.34	$12.19

Total return[4] (%)	35.36	[5]	13.44 [5]	7.99 [5]	15.68	(14.80)	(42.88)[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$47		$200	$296	$332	$208	$79

Ratios (as a percentage of average net assets):

Expenses before reductions	2.27		2.15	2.11	2.01	2.03	2.13	[7]

Expenses net of all fee waivers	1.91		2.05	2.07	2.01	2.03	2.07	[7,8]

Expenses net of all fee waivers and credits	1.91		2.05	2.07	2.01	2.03	2.06	[7,8]

Net investment income (loss)	0.38		0.03	(0.11)	0.17	0.46	0.86	[7]

Portfolio turnover (%)	25		16	27	20	35	30

Class C Shares
Per share operating performance period ended	12-31-03		12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[1]

Net asset value, beginning of year	$15.05		$20.24	$22.89	$24.42	$27.39	$21.33

Net investment income (loss)[2]	0.07		0.01	(0.02)	0.03	0.13	0.13

Net realized and unrealized gain (loss) on investments	5.24		2.71	1.85	3.79	(4.16)	(9.28)

Total from investment operations	5.31		2.72	1.83	3.82	(4.03)	(9.15)

Less distributions

From net investment income	—	[3]	—	—	—	(0.20)	—

From net realized gain	(0.12)		(0.07)	(0.30)	(0.85)	(1.83)	—

Total distributions	(0.12)		(0.07)	(0.30)	(0.85)	(2.03)	—

Net asset value, end of year	$20.24		$22.89	$24.42	$27.39	$21.33	$12.18

Total return[4] (%)	35.36	[5]	13.44 [5]	7.99 [5]	15.64	(14.80)	(42.90)[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$82		$423	$832	$1,132	$612	$202

Ratios (as a percentage of average net assets):

Expenses before reductions	2.26		2.15	2.11	2.05	2.03	2.13	[7]

Expenses net of all fee waivers	1.91		2.05	2.07	2.05	2.03	2.07	[7,8]

Expenses net of all fee waivers and credits	1.91		2.05	2.07	2.05	2.03	2.07	[7,8]

Net investment income (loss)	0.39		0.04	(0.10)	0.13	0.46	0.85	[7]

Portfolio turnover (%)	25		16	27	20	35	30

1	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2	Based on the average of the shares outstanding.

3	Less than $0.01 per share

4	Assumes dividend reinvestment and does not reflect the effect of sales charges.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Includes 0.01% related to interest expense.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work right away for you.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work right away for you.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more, or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a), or described in Section 457(b) of the Internal Revenue Code of 1986, as amended (the Code), that is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock-sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, B, C, T, ADV, all R, I2 or I shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, by accessing the fund’s Web site at www.jhfunds.com or by calling Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million investments or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a John Hancock fund’s Class A and T shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which include any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual

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purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than the stated minimum in the section “Opening an account”

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

•	rollovers, contract exchanges or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock funds as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult SAI for additional details.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in certain eligible retirement platforms, fee-based or wrap investment products under a signed agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, including subsequent investments

•	participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, including subsequent investments

•	individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investment for Class A, B and C shares of the fund is $2,500 except as follows:

•	Coverdell ESAs: $2,000

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•	there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment

•	group investments: $250

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.
• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will generally be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

Classic Value Fund – Your account

16

Transaction policies

The NAV for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by the fund are valued based on the NAVs of those investment companies.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to fair value a security, the fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges. The registration for both accounts must be identical.

Class B and C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

The fund may cancel or change its exchange policies at any time upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Classic Value Fund – Your account

17

Under certain circumstances, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund

Classic Value Fund – Your account

18

cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Classic Value Fund – Your account

19

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If the value of your account is less than $2,500 you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s). Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds). To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The following information for the fund is posted on the Web site, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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20

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2010 JOHN HANCOCK FUNDS, LLC    380PN 3/10    SEC file number: 811-01677

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
U.S. Global Leaders Growth Fund

PROSPECTUS 3–1–10

CLASS / TICKER     A / USGLX     B / USLBX     C / USLCX

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A Domestic Equity Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	U.S. Global Leaders Growth Fund

3	Principal investment strategies

5	Investment strategies

5	Risks of investing

6	Who’s who

8	Financial highlights

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

20	Additional investor services

For more information See back cover

 Fund summary

John Hancock

U.S. Global Leaders Growth Fund

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages XX to XX of the prospectus under “Sales charge reductions and waivers” or pages XX to XX of the fund’s Statement of Additional Information (the SAI) under “Initial sales charge on Class A shares.”

Shareholder transaction expenses are fees charged directly to your account.

Annual operating expenses are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.75	0.75	0.75

Distribution and service (12b-1) fees	0.25	1.00	1.00

Other expenses	0.84	0.84	0.84

Total fund operating expenses	1.84	2.59	2.59

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C

Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	678	678	762	262	362	262

3 Years	1,050	1,050	1,105	805	805	805

5 Years	1,446	1,446	1,575	1,375	1,375	1,375

10 Years	2,551	2,551	2,742	2,742	2,925	2,925

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

U.S. Global Leaders Growth Fund – Fund summary

2

Principal investment strategies

The fund invests in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the fund’s net assets (plus any borrowing for investment purposes) will be invested in stocks of companies the subadviser regards as U.S. Global Leaders.

The subadviser considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

■	Hold leading market shares of their relevant industries that result in higher profit margins and high investment returns.
■	Supply consumable products or services so that their revenue streams are recurring.

The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was [$488.7] million to [$406.1] billion as of December 31, 2009).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities. The fund may invest up to 25% of its net assets in foreign companies. The fund invests in large-capitalization, well-established foreign issuers, the securities of which are traded in the U.S.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past performance

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Fund/PerformanceTable.aspx?ProductType=Mutual Fund or call Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns These include sales charges. Performance of a broad-based market index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax- advantaged investment plan.

U.S. Global Leaders Growth Fund – Fund summary

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Calendar year total returns[1] — Class A (%)

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
7.88	4.15	−6.83	−14.51	19.24	8.51	2.16	1.44	3.67	−34.77

1	The fund’s total return for the ten months ended October 31, 2009, was [ ]%.

Best/Worst quarterly results during this time period were:

Best quarter: Q[ ] [year date], [ ]%	Worst quarter: Q[ ] [year date], [ ]%

Average annual total returns (%)	1 Year	5 Year	10 Year	Inception

as of 12-31-08				5-20-02

Class A before tax	−38.04	−6.29	−2.57	—

After tax on distributions	−38.20	−6.45	−2.65	—

After tax on distributions, with sale	−24.54	−5.19	−2.12	—

Class B before tax	−38.44	−6.39	—	−4.82

Class C before tax	−35.89	−6.04	—	−4.82

S&P 500 Index	−37.00	−2.19	−1.38	−0.96

Russell 1000 Growth Index[2]	−38.44	−3.42	−4.27	−2.10

2	This index of funds shows how the fund’s performance compares against the returns of funds with similar investment objectives.

Investment management

Investment adviser John Hancock Advisers, LLC
Subadviser Sustainable Growth Advisers, LP (SGA)

Portfolio management

George P. Fraise
Principal
Managed fund since 2000

Gordon M. Marchand
Principal
Managed fund since 1995

Robert L. Rohn
Principal
Managed fund since 2003

Purchase and sale of fund shares

The minimum initial investment requirement for Class A, B AND C shares of the fund is $2,500, except for Coverdell ESAs it is $2,000 and group investments is $250. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 9510, Portsmouth, NH 03802-9510; or by telephone: 1-800-225-5291.

Taxes

The fund typically declares and pays income dividends and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to broker-dealers and other financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two ways; directly, by the payment of sales commissions, if any, and indirectly, as a result of the fund paying Rule 12b-1 fees. The fund’s related companies may also pay intermediaries for the sale of fund shares and related services. These payments may influence the financial intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Investment strategies

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also

U.S. Global Leaders Growth Fund – Fund details

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involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Who’s who

Following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC (JHA)
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, JHA is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of December 31, 2009, the adviser had total assets under management of approximately $XX billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Annual
Average Daily Net Assets	Rate

First $2 billion	0.75%

Next $3 billion	0.70%

Excess over $5 billion	0.65%

During its most recent fiscal year, the fund paid to the investment adviser a management fee equal to 0.75% of net assets.

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s April 30, 2009 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Sustainable Growth Advisers, LP (SGA)
3 Stamford Plaza, Suite 1310
301 Tresser Blvd.
Stamford, CT 06901

•	Founded in 2003, currently manages more than $XX billion (as of December 31, 2009

•	George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA

Following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

George P. Fraise

•	Managed fund since 2000

•	Principal (since 2003)

•	Executive vice president, Yeager, Wood & Marshall, Inc. (2000-2003)

•	Began business career in 1987

Gordon M. Marchand

•	Managed fund since 1995

•	Principal (since 2003)

•	Chief financial and operating officer, Yeager, Wood & Marshall, Inc. (1984-2003)

•	Began business career in 1977

Robert L. Rohn

•	Managed fund since 2003

•	Principal (since 2003)

•	Chairman and chief executive officer, W.P. Stewart, Inc. (1991-2003)

•	Began business career in 1983

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

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Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the financial performance of Class A, B and C shares, including total return information showing how much an investment in the fund has increased or decreased each year.

The financial statements of the fund have been audited by [                    ], independent registered public accounting firm. The report of [                    ] is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares
Per share operating performance period ended	12-31-03		12-31-04	12-31-05	12-31-06		12-31-07		10-31-08[1]

Net asset value, beginning of year	$21.57		$25.72	$27.84	$28.44		$28.85		$28.80

Net investment income (loss)[2]	—	[3]	0.15	(0.04)	—	[3]	0.03		0.03

Net realized and unrealized gain (loss) on investments	4.15		2.04	0.64	0.41		1.04		(7.96)

Total from investment operations	4.15		2.19	0.60	0.41		1.07		(7.93)

Less distributions

From net realized gain	—		(0.07)	—	—		(1.12)		—

Net asset value, end of year	$25.72		$27.84	$28.44	$28.85		$28.80		$20.87

Total return (%)[4]	19.24	[5]	8.51	2.16 [5]	1.44	[5]	3.67	[5]	(27.53)[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$392		$893	$1,271	$1,263		$1,022		$552

Ratios (as a percentage of average net assets):

Expenses before reductions	1.36		1.32	1.33	1.32		1.32		1.38	[7]

Expenses net of all fee waivers	1.35		1.32	1.28	1.28		1.27		1.30	[7]

Expenses net of all fee waivers and credits	1.35		1.32	1.28	1.28		1.27		1.30	[7]

Net investment income (loss)	(0.02)		0.57	(0.14)	—	[8]	0.10		0.13	[7]

Portfolio turnover (%)	15		16	28	34		27		58

1	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2	Based on the average of the shares outstanding.

3	Less than $0.01 per share.

4	Assumes dividend reinvestment and does not reflect the effect of sales charges.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Less than 0.01%.

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Financial highlights, continued

Class B Shares
Per share operating performance period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[1]

Net asset value, beginning of year	$21.47	$25.41	$27.36	$27.75	$27.94	$27.64

Net investment loss[2]	(0.18)	(0.05)	(0.24)	(0.20)	(0.18)	(0.13)

Net realized and unrealized gain (loss) on investments	4.12	2.00	0.63	0.39	1.00	(7.61)

Total from investment operations	3.94	1.95	0.39	0.19	0.82	(7.74)

Less distributions

From net realized gain	—	—	—	—	(1.12)	—

Net asset value, end of year	$25.41	$27.36	$27.75	$27.94	$27.64	$19.90

Total return (%)[3]	18.35 [4]	7.67	1.43 [4]	0.68 [4]	2.90 [4]	(28.00)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$164	$208	$218	$151	$107	$56

Ratios (as a percentage of average net assets):

Expenses before reductions	2.11	2.07	2.08	2.07	2.07	2.13 [6]

Expenses net of all fee waivers	2.10	2.07	2.03	2.03	2.02	2.05 [6]

Expenses net of all fee waivers and credits	2.10	2.07	2.03	2.03	2.02	2.05 [6]

Net investment income (loss)	(0.77)	(0.21)	(0.88)	(0.75)	(0.65)	(0.63)[6]

Portfolio turnover (%)	15	16	28	34	27	58

Class C Shares
Per share operating performance period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[1]

Net asset value, beginning of year	$21.47	$25.41	$27.36	$27.75	$27.94	$27.64

Net investment loss[2]	(0.18)	(0.04)	(0.24)	(0.20)	(0.18)	(0.13)

Net realized and unrealized gain (loss) on investments	4.12	1.99	0.63	0.39	1.00	(7.61)

Total from investment operations	3.94	1.95	0.39	0.19	0.82	(7.74)

Less distributions

From net realized gain	—	—	—	—	(1.12)	—

Net asset value, end of year	$25.41	$27.36	$27.75	$27.94	$27.64	$19.90

Total return (%)[3]	18.35 [4]	7.67	1.43 [4]	0.68 [4]	2.90 [4]	(28.00)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$160	$246	$284	$186	$114	$62

Ratios (as a percentage of average net assets):

Expenses before reductions	2.11	2.07	2.08	2.07	2.07	2.13 [6]

Expenses net of all fee waivers	2.10	2.07	2.03	2.03	2.02	2.05 [6]

Expenses net of all fee waivers and credits	2.10	2.07	2.03	2.03	2.02	2.05 [6]

Net investment income (loss)	(0.77)	(0.17)	(0.88)	(0.75)	(0.65)	(0.63)[6]

Portfolio turnover (%)	15	16	28	34	27	58

1	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work right away for you.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work right away for you.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more, or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a), or described in Section 457(b) of the Internal Revenue Code of 1986, as amended (the Code), that is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock-sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

U.S. Global Leaders Growth Fund – Your account

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, B, C, T, ADV, all R, I2 or I shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, by accessing the fund’s Web site at www.jhfunds.com or by calling Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million investments or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a John Hancock fund’s Class A and T shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which include any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual

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purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than the stated minimum in the section “Opening an account”

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

•	rollovers, contract exchanges or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock funds as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult SAI for additional details.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in certain eligible retirement platforms, fee-based or wrap investment products under a signed agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, including subsequent investments

•	participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, including subsequent investments

•	individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account.

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S Global Leaders Growth Fund registered on this fund’s books in the shareholder’s name as of May 17, 2002.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

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2	Determine how much you want to invest. The minimum initial investment for Class A, B and C shares of the fund is $2,500 except as follows:

•	Coverdell ESAs: $2,000

•	there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment

•	group investments: $250

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.
• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will generally be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

The NAV for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by the fund are valued based on the NAVs of those investment companies.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to fair value a security, the fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges. The registration for both accounts must be identical.

Class B and C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

The fund may cancel or change its exchange policies at any time upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

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Under certain circumstances, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund

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cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

U.S. Global Leaders Growth Fund – Your account

19

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If the value of your account is less than $2,500 you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s). Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds). To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The following information for the fund is posted on the Web site, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2010 JOHN HANCOCK FUNDS, LLC    260PN 3/10    SEC file number: 811-01677

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Classic Value Fund

Class / Ticker     I / JCVIX

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS
3–1–10

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A Domestic Equity Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Classic Value Fund

5	Investment strategies

5	Risks of investing

6	Who’s who

8	Financial highlights

9	Who can buy shares

9	Opening an account

10	Buying shares

11	Selling shares

13	Transaction policies

15	Dividends and account policies

16	Additional investor services

For more information See back cover

 Fund summary

John Hancock

Classic Value Fund

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual operating expenses are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Annual operating expenses (%)	Class I

Management fee	0.85

Other expenses	0.22

Total fund operating expenses	1.07

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	109

3 Years	340

5 Years	590

10 Years	1,306

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

Under normal conditions, the fund invests at least 80% of its net assets in domestic equity securities.

In managing the fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book and below market average, as defined by the Standard & Poor’s 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2009, this included companies with market values above approximately $XX billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. As a result of the subadviser’s research and stock selection, the fund may focus on particular sectors of the economy. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

■	cheap on the basis of current price to estimated normal level of earnings
■	current earnings below normal levels
■	a sound plan to restore earnings to normal
■	a sustainable business advantage

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Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade, and securities of foreign issuers that are not publicly traded in the United States, including depositary receipts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Past performance

Calendar year total returns Calendar year total returns are shown only for Class I shares and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Fund/PerformanceTable.aspx?ProductType=Mutual Fund or call Signature Services at 1-800-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After tax returns These are shown only for Class I shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Classic Value Fund – Fund summary

3

Calendar year total returns[1] — Class I (%)

2003	2004	2005	2006	2007	2008
36.81	14.77	9.28	17.01	−13.86	−46.38

1	The fund’s total return for the ten months ended October 31, 2009, was [ ]%.

Best/Worst quarterly results during this time period were:

Best quarter: Q[ ] [year date], [ ]%	Worst quarter: Q[ ] [year date], [ ]%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-08			11-11-02

Class I before tax	−46.38	−7.48	−0.15

After tax on distributions	−47.41	−8.52	−1.14

After tax on distributions, with sale	−29.80	−6.22	−0.17

Russell 1000 Value Index	−36.85	−0.79	4.21

Investment management

Investment adviser John Hancock Advisers, LLC
Subadviser Pzena Investment Management, LLC

Portfolio management

Antonio DeSpirito III
Principal and portfolio manager
Joined fund team in 2006

John P. Goetz
Managing principal and co-chief
investment officer
Managed fund since inception

Richard S. Pzena
Founder, managing principal, chief executive officer and co-chief investment officer
Managed fund since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class I shares of the fund is $250,000. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 9510, Portsmouth, NH 03802-9510; or by telephone: 1-888-972-8696.

Taxes

The fund typically declares and pays income dividends and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to broker-dealers and other financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. The fund’s related companies may pay intermediaries for the sale of fund shares and related services. These payments may influence the financial intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Investment strategies

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past,

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economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Who’s who

Following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC (JHA)
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, JHA is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of December 31, 2009, the adviser had total assets under management of approximately $XX billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of

Classic Value Fund – Fund details

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the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily assets of the fund.

Average Daily Net Assets	Annual Rate

First $2.5 billion	0.790%

Next $2.5 billion	0.780%

Excess over $5 billion	0.770%

During its most recent fiscal year, the fund paid to the investment adviser a management fee equal to 0.84% of net assets. During the period, the maximum advisory fee payable amounted to 0.85%. The fee schedule shown above became effective on October 1, 2009.

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s April 30, 2009 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (Pzena)
120 West 45th Street, 20th Floor
New York, NY 10036

Pzena, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of December 31, 2009, Pzena managed on a worldwide basis more than $XX billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Joined fund team in 2006

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996−2005), Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the financial performance of Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

The financial statements of the fund have been audited by [                    ], independent registered public accounting firm. The report of [                    ] is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares
Per share operating performance period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[1]

Net asset value, beginning of year	$15.08	$20.30	$23.05	$24.69	$27.73	$21.57

Net investment income[2]	0.27	0.27	0.26	0.34	0.45	0.30

Net realized and unrealized gain (loss) on investments	5.26	2.73	1.88	3.86	(4.26)	(9.43)

Total from investment operations	5.53	3.00	2.14	4.20	(3.81)	(9.13)

Less distributions

From net investment income	(0.19)	(0.18)	(0.20)	(0.31)	(0.52)	—

From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—

Total distributions	(0.31)	(0.25)	(0.50)	(1.16)	(2.35)	—

Net asset value, end of year	$20.30	$23.05	$24.69	$27.73	$21.57	$12.44

Total return (%)[3]	36.81 [4]	14.77 [4]	9.28 [4]	17.01 [4]	(13.86)[4]	(42.33)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$23	$206	$665	$1,567	$1,155	$664

Ratios (as a percentage of average net assets):

Expenses before reductions	1.12	1.01	0.98	0.94	0.92	0.96	[6]

Expenses net of all fee waivers	0.76	0.86	0.89	0.89	0.88	0.94	[6,7]

Expenses net of all fee waivers and credits	0.76	0.86	0.89	0.89	0.88	0.94	[6,7]

Net investment income	1.54	1.25	1.09	1.30	1.61	1.99	[6]

Portfolio turnover(%)	25	16	27	20	35	30

1	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

7	Includes 0.01% related to interest expense.

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8

 Your account

Who can buy shares

Class I shares are offered without any sales charge to the following types of investors:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Class I shares do not carry sales commissions or pay 12b-1 fees. However, certain financial intermediaries may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may exchange Class I shares for other Class I shares or Money Market Class A shares.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days, or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may only exchange Class I shares for other Class I shares or Money Market fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

The NAV for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by the fund are valued based on the NAVs of those investment companies.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to fair value a security, the fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares of one John Hancock fund for Class I shares of any other John Hancock fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A shares, shares may only be exchanged back to Class I shares.

Under certain circumstances, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for

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information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other

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nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Classic Value Fund – Your account

15

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The following information for the fund is posted on the Web site, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Classic Value Fund – Your account

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

By EASI-Line: 1-800-597-1897

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2010 JOHN HANCOCK FUNDS, LLC    38IPN 3/10    SEC file number: 811-01677

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
U.S. Global Leaders Growth Fund

CLASS / TICKER     I / USLIX

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS
3–1–10

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A Domestic Equity Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	U.S. Global Leaders Growth Fund

5	Investment strategies

5	Risks of investing

6	Who’s who

8	Financial highlights

9	Who can buy shares

9	Opening an account

10	Buying shares

11	Selling shares

13	Transaction policies

15	Dividends and account policies

16	Additional investor services

For more information See back cover

 Fund summary

John Hancock

U.S. Global Leaders Growth Fund

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual operating expenses are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Annual operating expenses (%)	Class I

Management fee	0.75

Other expenses	0.21

Total fund operating expenses	0.96

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	98

3 Years	306

5 Years	531

10 Years	1,178

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies

The fund invests in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the fund’s net assets (plus any borrowing for investment purposes) will be invested in stocks of companies the subadviser regards as U.S. Global Leaders.

The subadviser considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

■	Hold leading market shares of their relevant industries that result in higher profit margins and high investment returns.
■	Supply consumable products or services so that their revenue streams are recurring.

The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was [$488.7] million to [$406.1] billion as of December 31, 2009).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities. The fund may invest up to 25% of its net assets in foreign companies. The fund invests in large-capitalization, well-established foreign issuers, the securities of which are traded in the U.S.

U.S. Global Leaders Growth Fund – Fund summary

2

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past performance

Calendar year total returns Calendar year total returns are shown only for Class I shares and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Fund/PerformanceTable.aspx?ProductType=Mutual Fund or call Signature Services at 1-800-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After tax returns These are shown only for Class I shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns[1] — Class I (%)

2003	2004	2005	2006	2007	2008
19.77	8.94	2.64	1.88	4.13	−34.45

1	The fund’s total return for the ten months ended October 31, 2009, was [ ]%.

Best/Worst quarterly results during this time period were:
Best quarter: Q[ ] [year date], [ ]% Worst quarter: Q[ ] [year date], [ ]%

U.S. Global Leaders Growth Fund – Fund summary

3

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-08			5-20-02

Class I before tax	−34.45	−4.91	−3.70

After tax on distributions	−34.65	−5.11	−3.85

After tax on distributions, with sale	−22.20	−4.09	−3.08

S&P 500 Index	−37.00	−2.19	−0.96

Russell 1000 Growth Index[2]	−38.44	−3.42	−2.10

2	This index of funds shows how the fund’s performance compares against the returns of funds with similar investment objectives.

Investment management

Investment adviser John Hancock Advisers, LLC
Subadviser Sustainable Growth Advisers, LP (SGA)

Portfolio management

George P. Fraise
Principal

Managed fund since 2000

Gordon M. Marchand
Principal

Managed fund since 1995

Robert L. Rohn
Principal

Managed fund since 2003

Purchase and sale of fund shares

The minimum initial investment requirement for Class I shares of the fund is $250,000. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 9510, Portsmouth, NH 03802-9510; or by telephone: 1-888-972-8696.

Taxes

The fund typically declares and pays income dividends and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to broker-dealers and other financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. The fund’s related companies may pay intermediaries for the sale of fund shares and related services. These payments may influence the financial intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

U.S. Global Leaders Growth Fund – Fund summary

4

 Fund details

Investment strategies

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also

U.S. Global Leaders Growth Fund – Fund details

5

involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Who’s who

Following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC (JHA)
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, JHA is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of December 31, 2009, the adviser had total assets under management of approximately $XX billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Annual
Average Daily Net Assets	Rate

First $2 billion	0.75%

Next $3 billion	0.70%

Excess over $5 billion	0.65%

During its most recent fiscal year, the fund paid to the investment adviser a management fee equal to 0.75% of net assets.

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s April 30, 2009 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Sustainable Growth Advisers, LP (SGA)
3 Stamford Plaza, Suite 1310
301 Tresser Blvd.
Stamford, CT 06901

•	Founded in 2003, currently manages more than $XX billion (as of December 31, 2009

•	George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA

Following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

George P. Fraise

•	Managed fund since 2000

•	Principal (since 2003)

•	Executive vice president, Yeager, Wood & Marshall, Inc. (2000-2003)

•	Began business career in 1987

Gordon M. Marchand

•	Managed fund since 1995

•	Principal (since 2003)

•	Chief financial and operating officer, Yeager, Wood & Marshall, Inc. (1984-2003)

•	Began business career in 1977

Robert L. Rohn

•	Managed fund since 2003

•	Principal (since 2003)

•	Chairman and chief executive officer, W.P. Stewart, Inc. (1991-2003)

•	Began business career in 1983

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

U.S. Global Leaders Growth Fund – Fund details

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Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

U.S. Global Leaders Growth Fund – Fund details

7

Financial highlights

This table details the financial performance of Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

The financial statements of the fund have been audited by [                    ], independent registered public accounting firm. The report of [                    ] is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares
Per share operating performance period ended	12-31-03	12-31-04	12-31-05		12-31-06		12-31-07		10-31-08[1]

Net asset value, beginning of year	$21.60	$25.87	$28.00		$28.74		$29.28		$29.38

Net investment income[2]	0.10	0.25	0.08		0.12		0.16		0.13

Net realized and unrealized gain (loss) on investments	4.17	2.06	0.66		0.42		1.06		(8.14)

Total from investment operations	4.27	2.31	0.74		0.54		1.22		(8.01)

Less distributions

From net realized gain	—	(0.18)	—		—		(1.12)		—

Net asset value, end of year	$25.87	$28.00	$28.74		$29.28		$29.38		$21.37

Total return[3] (%)	19.77	8.94	2.64	[4]	1.88	[4]	4.13	[4]	(27.26)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$8	$13		$18		$7		$51

Ratios (as a percentage of average net assets):

Expenses before reductions	0.90	0.90	0.90		0.87		0.88		0.89	[6]

Expenses net of all fee waivers	0.90	0.90	0.85		0.84		0.84		0.85	[6]

Expenses net of all fee waivers and credits	0.90	0.90	0.85		0.84		0.84		0.85	[6]

Net investment income	0.43	0.94	0.30		0.43		0.54		0.60	[6]

Portfolio turnover (%)	15	16	28		34		27		58

1	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

U.S. Global Leaders Growth Fund – Fund details

8

 Your account

Who can buy shares

Class I shares are offered without any sales charge to the following types of investors:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Class I shares do not carry sales commissions or pay 12b-1 fees. However, certain financial intermediaries may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may exchange Class I shares for other Class I shares or Money Market Class A shares.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days, or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may only exchange Class I shares for other Class I shares or Money Market fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

The NAV for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by the fund are valued based on the NAVs of those investment companies.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to fair value a security, the fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares of one John Hancock fund for Class I shares of any other John Hancock fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A shares, shares may only be exchanged back to Class I shares.

Under certain circumstances, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for

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information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other

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nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

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Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The following information for the fund is posted on the Web site, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

By EASI-Line: 1-800-597-1897

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2010 JOHN HANCOCK FUNDS, LLC    26IPN 3/10    SEC file number: 811-01677

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Classic Value Fund

PROSPECTUS 3–1–10

▶Class / Ticker     R1 / JCVRX     R3 / JCVHX     R4 / JCVFX     R5 / JCVVX

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A Domestic Equity Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Classic Value Fund

5	Investment strategies

5	Risks of investing

6	Who’s who

8	Financial highlights

9	Who can buy shares

9	Class cost structure

9	Opening an account

10	Information for plan participants

10	Transaction policies

12	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock

Classic Value Fund

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual operating expenses are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Annual operating expenses (%)	Class R1	Class R3	Class R4	Class R5

Management fee	0.85	0.85	0.85	0.85

Distribution and service (12b-1) fees	0.50	0.50	0.25	0.00

Service plan fee	0.20	0.15	0.10	0.05

Other expenses[1]	0.22	0.22	0.22	0.22

Total fund operating expenses	1.77	1.72	1.42	1.12

1	“Other Expenses” are restated and exclude prior year extraordinary expenses. Including the cost of the extraordinary expense “Other Expenses” would have been [ ]%.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5

1 Year	180	175	145	114

3 Years	557	542	449	356

5 Years	959	933	776	617

10 Years	2,084	2,030	1,702	1,363

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

Under normal conditions, the fund invests at least 80% of its net assets in domestic equity securities.

In managing the fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book and below market average, as defined by the Standard & Poor’s 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2009, this included companies with market values above approximately $XX billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. As a result of the subadviser’s research and stock selection, the fund may focus on particular sectors of the economy. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

■	cheap on the basis of current price to estimated normal level of earnings
■	current earnings below normal levels

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2

■	a sound plan to restore earnings to normal
■	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade, and securities of foreign issuers that are not publicly traded in the United States, including depositary receipts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Past performance

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/Fund/PerformanceTable.aspx?ProductType=Mutual Fund or call Signature Services at 1-800-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax- advantaged investment plan.

Classic Value Fund – Fund summary

3

Calendar year total returns[1,2] — Class R1 (%)

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
0.31	36.08	13.23	−6.55	35.79	13.91	8.44	16.15	−14.49	−46.78

1	The fund’s total return for the ten months ended October 31, 2009, was [ ]%.

Best/Worst quarterly results during this time period were:

Best quarter: Q[ ] [year date], [ ]%	Worst quarter: Q[ ] [year date], [ ]%

Average annual total returns[2] (%)	1 Year	5 Year	10 Year

as of 12-31-08

Class R1 before tax	−46.78	−8.17	2.51

After tax on distributions	−47.59	−8.93	1.85

After tax on distributions, with sale	−30.05	−6.66	2.14

Class R3 before tax	−46.73	−8.17	2.49

Class R4 before tax	−46.57	−7.89	2.80

Class R5 before tax	−46.41	−7.62	3.11

Russell 1000 Value Index	−36.85	−0.79	1.36

2	June 24, 1996 is the inception date for the oldest class of shares, Class A shares. Class R1 shares were first offered on August 5, 2003 and Class R3, Class R4 and Class R5 shares were first offered on May 15, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Investment management

Investment adviser John Hancock Advisers, LLC
Subadviser Pzena Investment Management, LLC

Portfolio management

Antonio DeSpirito III
Principal and portfolio manager
Joined fund team in 2006

John P. Goetz
Managing principal and co-chief investment officer
Managed fund since inception

Richard S. Pzena
Founder, managing principal, chief executive officer and co-chief investment officer
Managed fund since inception

Purchase and sale of fund shares

There are no minimum initial investment requirements for Class R1, R3, R4 and R5 shares of the fund. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 9510, Portsmouth, NH 03802-9510; or by telephone: 1-888-972-8696.

Taxes

The fund typically declares and pays income dividends and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to broker-dealers and other financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two ways; directly, by the payment of sales commissions, if any, and indirectly, as a result of the fund paying Rule 12b-1 fees and/or service fees. The fund’s related companies may also pay intermediaries for the sale of fund shares and related services. These payments may influence the financial intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Classic Value Fund – Fund summary

4

 Fund details

Investment strategies

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past,

Classic Value Fund – Fund details

5

economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Who’s who

Following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC (JHA)
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, JHA is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of December 31, 2009, the adviser had total assets under management of approximately $XX billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily assets of the fund.

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Average Daily Net Assets	Annual Rate

First $2.5 billion	0.790%

Next $2.5 billion	0.780%

Excess over $5 billion	0.770%

During its most recent fiscal year, the fund paid to the investment adviser a management fee equal to 0.84% of net assets. During the period, the maximum advisory fee payable amounted to 0.85%. The fee schedule shown above became effective on October 1, 2009.

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s April 30, 2009 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (Pzena)
120 West 45th Street, 20th Floor
New York, NY 10036

Pzena, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of December 31, 2009, Pzena managed on a worldwide basis more than $XX billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Joined fund team in 2006

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996−2005), Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund – Fund details

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Financial highlights

This table details the financial performance of Class R1 shares, including total return information showing how much an investment in the fund has increased or decreased each year. Because Class R3, R4 and R5 shares of the fund have not yet commenced operations, there are no financial highlights to report for these shares.

The financial statements of the fund have been audited by [                    ], independent registered public accounting firm. The report of [                    ] is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares
Per share operating performance Period Ended	12-31-03[1]		12-31-04	12-31-05	12-31-06	12-31-07	10-31-08[2]

Net asset value, beginning of year	$17.20		$20.27	$23.02	$24.63	$27.67	$21.55

Net investment income[3]	0.05		0.07	0.08	0.13	0.23	0.19

Net realized and unrealized gain (loss) on investments	3.24		2.75	1.86	3.85	(4.21)	(9.39)

Total from investment operations	3.29		2.82	1.94	3.98	(3.98)	(9.20)

Less distributions

From net investment income	(0.10)		—	(0.03)	(0.09)	(0.31)	—

From net realized gain	(0.12)		(0.07)	(0.30)	(0.85)	(1.83)	—

Total distributions	(0.22)		(0.07)	(0.33)	(0.94)	(2.14)	—

Net asset value, end of year	$20.27		$23.02	$24.63	$27.67	$21.55	$12.35

Total return[4] (%)	19.21	[5,6]	13.91 [6]	8.44 [6]	16.15	(14.49)	(42.69)[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	—	[7]	$2	$12	$29	$22	$9

Ratios (as a percentage of average net assets):

Expenses before reductions	1.91	[8]	1.82	1.69	1.68	1.64	1.68	[8]

Expenses net of all fee waivers	1.55	[8]	1.72	1.65	1.68	1.64	1.66	[8,9]

Expenses net of all fee waivers and credits	1.55	[8]	1.72	1.65	1.68	1.64	1.66	[8,9]

Net investment income	0.69	[8]	0.35	0.34	0.51	0.85	1.26	[8]

Portfolio turnover (%)	25	[10]	16	27	20	35	30

1	Class R1 shares began operations on 8-5-03.

2	For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3	Based on the average of the shares outstanding.

4	Assumes dividend reinvestment and does not reflect the effect of sales charges.

5	Not annualized.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Less than $500,000.

8	Annualized.

9	Includes 0.01% related to interest expense.

10	The portfolio turnover shown is calculated for the fund for the full fiscal year.

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 Your account

Who can buy shares

Class R1, R3, R4 and R5 shares are available to the following investors:

•	Qualified tuition programs under Section 529 (529 Plans) of the Internal Revenue Code of 1986, as amended (the Code), distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a), or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs and SIMPLE IRAs where the shares are held on the books of the fund through investment-only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Except as noted above, Class R1, R3, R4 and R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

Class R1, R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of Class R1, R3 and R4 shares has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Class R5 shares do not have a Rule 12b-1 plan.

Class R1

•	Distribution and service (12b-1) fees of up to 0.50%

Class R3

•	Distribution and service (12b-1) fees of up to 0.50%

Class R4

•	Distribution and service (12b-1) fees of up to 0.25%

In addition to the 12b-1 plan, the fund has adopted service plans for Class R1, R3, R4 and R5 shares, which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of the fund’s share class held by plan participants and is up to 0.25% for Class R1 shares; 0.15% for Class R3 shares; 0.10% for Class R4 shares; and 0.05% for Class R5 shares.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

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2	Determine if you are eligible by referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1, R3, R4 or R5 of shares by contacting any broker-dealer or other financial service firm authorized to sell Class R1, R3, R4 or R5 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper. There is no minimum initial investment to purchase Class R1, R3, R4 or R5 shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.

Transaction policies

The NAV for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by the fund are valued based on the NAVs of those investment companies.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to fair value a security, the fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The

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prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange your Class R1, R3, R4 or R5 shares for shares of the same class of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1, R3, R4 or R5 shares, as applicable.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect

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and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, by your plan’s recordkeeper.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income.

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Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The following information for the fund is posted on the Web site, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2010 JOHN HANCOCK FUNDS, LLC    38RPN 3/10    SEC file number: 811-01677

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK CAPITAL SERIES
John Hancock Classic Value Fund

Class:	Ticker:
A	PZFVX
B	JCVBX
C	JCVCX
I	JCVIX
R1	JCVRX
R3	JCVHX
R4	JCVFX
R5	JCVVX
John Hancock U.S. Global Leaders Growth Fund

Class:	Ticker:
A	USGLX
B	USLBX
C	USLCX
I	USLIX
Statement of Additional Information
March 1, 2010
This Statement of Additional Information (“SAI”) provides information about John Hancock Classic Value Fund (“Classic Value Fund”) and John Hancock U.S. Global Leaders Growth Fund (“U.S. Global Leaders Fund”) (each a “Fund” and collectively, the “Funds”) in addition to the information that is contained in each Fund’s current Class A shares, Class B shares, and Class C shares, Prospectus; each Fund’s current Class I shares prospectus; and the current Prospectus for Class R1 shares, Class R3 shares, Class R4 shares and Class R5 shares for Classic Value Fund (collectively, the “Prospectuses”). The Classic Value Fund is a diversified series of John Hancock Capital Series (the “Trust”). The U.S. Global Leaders Growth Fund is a non-diversified series of the Trust.
This SAI is not a prospectus. It should be read in conjunction with the Prospectuses. This SAI incorporates by reference the Funds’ Annual Reports for the fiscal year ended October 31, 2009. A copy of a Prospectus or Annual Report can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
1-800-225-5291
www.jhfunds.com

ORGANIZATION OF THE FUNDS
Each Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in 1984 under the laws of The Commonwealth of Massachusetts.
John Hancock Advisers, LLC (the “Adviser”) is the Funds’ investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“Manulife Financial”). Founded in 1862, John Hancock Financial Services and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$[XX] billion (US$[XX] billion) as of December 31, 2009.
Manulife Financial trades as ‘MFC’ on the Toronto Stock Exchange, the New York Stock Exchange (“NYSE”) and Pacific Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. Manulife Financial can be found on the Internet at www.manulife.com.
Classic Value Fund is sub-advised by Pzena Investment Management, LLC (“Pzena” or “Subadviser”).
U.S. Global Leaders Growth Fund is sub-advised by Sustainable Growth Advisors, LP (“SGA” or “Subadviser”).
In this SAI, unless the context indicates otherwise, the term “Subadviser” will refer to either Pzena or SGA.
The Adviser serves as investment adviser to the Funds and is responsible for the supervision of the Subadvisers’ services to the Funds. Each Subadviser is responsible for providing investment advice to the Fund indicated subject to the review of the Board of Trustees of the Trust (the “Board”) and the overall supervision of the Adviser.
INVESTMENT POLICIES AND RISKS
The following information supplements the discussion of each Fund’s investment policies and risks, as discussed in the Prospectuses. Each Fund’s investment objective, as stated in the Fund’s Prospectuses, is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that either Fund will achieve its investment objective.
Investment Policies and Risks Common to Both Funds
Investment Companies. Except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder and any applicable exemptive relief, each Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with a Fund’s management of daily cash portions. In addition to the advisory and operational fees that each Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectuses, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”) and Fitch Investors Service (“Fitch”), “Prime-1” or “Prime-2” by Moody’s Investors Service (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Subadviser to be of comparable quality. These rating symbols are described in Appendix B.
Investments in Foreign Securities. Each Fund may also invest without regard to the limitation in securities of foreign issuers that are listed and traded on a domestic national securities exchange.
Depositary Receipts. Each Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and Classic Value Fund may invest in European Depositary Receipts (“EDRs”). U.S. Global Leaders Fund treats ADRs as interests in the underlying securities for purposes of its investment policies. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs and EDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Foreign Currency Transactions. Each Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
Each Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. Neither Fund will engage in speculative forward foreign currency exchange transactions.
If a Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment in forward contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the to hedge against a devaluation that is so generally anticipated that a Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Fund’s NAV, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the NYSE, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of a Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement, a Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Subadviser will continuously monitor the creditworthiness of the parties with whom a Fund enters into repurchase agreements.
Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.
Neither Fund will enter into reverse repurchase agreements and other borrowings, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. Neither Fund will use leverage to attempt to increase total return. A Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board. Under procedures established by the Board, the Subadvisers will monitor the creditworthiness of the banks involved.

Restricted and Illiquid Securities. Each Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”) (“restricted securities”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. Neither Fund will invest more than 15% of its net assets in illiquid investments. If the Board determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines and delegated to the Subadviser the daily function of determining the monitoring and liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Securities Lending. Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 102% of the value of the loaned securities (105% for foreign equity and corporate securities). The collateral will consist of cash (including U.S. dollar and non-U.S. dollar currency). The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. Each Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, a Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the subadviser fails to timely recall the security or the borrower fails to return the recalled security in advance of the record date for the meeting.
Each Fund has entered into an agreement with The Goldman Sachs Trust Company, doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as its securities lending agent (the “Securities Lending Agreement”). Under the Securities Lending Agreement, Goldman Sachs will generally bear the risk that a borrower may default on its obligation to return loaned securities.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers to which a Fund may lend securities and the Fund may lend securities to only one or a small group of borrowers. In addition, under the Securities Lending Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Securities Lending Agreement.
Rights and Warrants. Each Fund may purchase warrants and rights, which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s investment restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of a Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. Each Fund may engage in short sales “against the box.” In a short sale against the box, the Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, a Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in a Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date that a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. Each Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectuses.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a Fund receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a Fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a Fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities held by a Fund would likely decrease. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a Fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Ginnie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. Each Fund may invest in mortgage securities and will not limit its investments in mortgage-backed securities to those with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a Fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Each Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which a Fund invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectuses and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectuses and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a Fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectuses, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P and Fitch or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. Each Fund may invest in asset-backed securities and will not limit its investments to asset-backed securities to those with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
–	liquidity protection; and

–	default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Specific Investment Policies and Risks of Classic Value Fund
Preferred Stocks. Classic Value Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. Classic Value Fund may invest in convertible securities, which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.
Government Securities. Classic Value Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates (“Ginnie Mae”), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and obligations supported by the credit of the instrumentality, such as those issued by the Federal National Mortgage Association (“Fannie Mae”). No assurance can be given that the U.S. Government will provide financial support to such federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.
Debt Securities. Debt securities of corporate and governmental issuers in which Classic Value Fund may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Lower Rated High Yield Debt Obligations. Classic Value Fund may invest in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody’s or below BBB by S&P or Fitch.
Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this SAI which describes the characteristics of corporate bonds in the various ratings categories. Each Fund may invest in comparable quality unrated securities that, in the opinion of the Subadviser, offer comparable yields and risks to those securities that are rated.
Debt obligations rated in the lower ratings categories, or that are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.
The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund’s assets. The reduced availability of reliable, objective data may increase a Fund’s reliance on management’s judgment in valuing high yield bonds. In addition, a Fund’s investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. Each Fund’s investments, and consequently its net asset value (“NAV”), will be subject to the market fluctuations and risks inherent in all securities.
Zero Coupon Securities. Among the debt securities in which Classic Value Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.
Ratings as Investment Criteria. In general, the ratings of Moody’s, S&P and Fitch represent the opinions of these agencies as to the quality of the securities that they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by Classic Value Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody’s, S&P and Fitch and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Options on Securities and Securities Indices. Each Fund may purchase and write (sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. A Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.
A Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Board.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, a Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund’s portfolio securities.
If, in the opinion of the Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.
Options on Futures Contracts. A Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. Each Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the NAV of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Specific Investment Policies and Risks of U.S. Global Leaders Fund
Non-Diversification. U.S. Global Leaders Fund has elected “non-diversified” status under the 1940 Act and may invest more than 5% of total assets in securities of a single company. However, the Fund intends to comply with the diversification standards applicable to regulated investment companies under Subchapter M of the Code. In order to meet these standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund’s total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund’s investment in an issuer does not exceed 5% of the value of the Fund’s total assets (valued at time of purchase); and (b) not more than 25% of its total assets (valued at time of purchase) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).
U.S. Global Leaders’ strategy of investing in a limited number of stocks may increase the volatility of the Fund’s investment performance. If the stocks that the Fund invests in perform poorly, the Fund could incur greater losses than if it had invested in a larger number of stocks. As a result, the NAV of the Fund can be expected to fluctuate more than the NAV of a comparable “diversified” fund.
Risks of Multinational Companies. Because U.S. Global Leaders invests primarily in the securities of companies with foreign business operations, the Fund may be riskier than funds that focus on companies with primarily U.S. operations. Multinational companies may face certain political and economic risks, such as foreign controls over currency exchange; restrictions on monetary repatriation; possible seizure, nationalization or expropriation of assets; and political, economic or social instability. These risks are greater for companies with significant operations in developing countries.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions. With respect to each Fund, the following investment restrictions will not be changed without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectuses and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund’s outstanding shares.
Classic Value Fund
Classic Value Fund may not:
1.	Issue senior securities, except as permitted by the Fund’s fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
2.	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets

(including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
3.	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.
4.	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities.
5.	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the Fund’s investment policies.
6.	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7.	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8.	With respect to 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Board without shareholder approval.
Classic Value Fund may not:

1.	Invest in the securities of an issuer for the purpose of exercising control or management.

2.	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

3.	Invest more than 15% of its net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of Classic Value Fund’s assets will not be considered a violation of the restriction.
If allowed by Classic Value Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
U.S. Global Leaders Fund
U.S. Global Leaders Fund may not:
1.	Issue senior securities, except as permitted by the Fund’s fundamental investment restrictions on borrowing, lending and investing in commodities, and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
2.	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
3.	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.
4.	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities.
5.	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the Fund’s investment policies.
6.	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
7.	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Board without shareholder approval.
U.S. Global Leaders Fund may not:

1.	Invest in the securities of an issuer for the purpose of exercising control or management.

2.	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

3.	Invest more than 15% of its net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of U.S. Global Leaders Fund’s assets will not be considered a violation of the restriction.
If allowed by U.S. Global Leaders Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
Investment Policy that May be Changed Only on 60 Days’ Notice to Shareholders. In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy for U.S Global Leaders Fund is subject to change only upon 60 days’ prior notice to shareholders:
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each Fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Each Fund anticipates that its portfolio turnover rate will normally not exceed 80%. Portfolio turnover is calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of the Fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the Funds for the fiscal year ended December 31, 2008, the fiscal period ended October 31, 2008 and the fiscal year ended October 2009 were as follows:

Fund	2007	2008	2009
Classic Value Fund	35%	30%	[XX]%
U. S. Global Leaders Fund	27%	58%	[XX]%
PORTFOLIO HOLDINGS DISCLOSURE POLICY
The Board of Trustees of the Trust has adopted a Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of the Funds and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. The Trust’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Trust applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of the Funds, and to all third party service providers and rating agencies.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of the Funds to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Fitch, Morningstar and Lipper; or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over the Trust, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by the Trust’s Chief Compliance Officer (“CCO”) or his or her duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Advent Software; Bank of New York Mellon Shareowner Services; BNnP Paribas; Broadridge Financial Solutions, Inc.; Capital Institutional Services, Inc.; Charles River Systems, Inc.; Confluence Technologies, Inc.; DST Systems, Inc.; Elkins McSherry LLC; FactSet Research Systems Inc.; GainsKeeper; Goldman Sachs Agency Lending; Lipper; Morningstar, Inc.; NASDAQ; PricewaterhouseCoopers; RiskMetrics Group; SS&C Technologies (formerly Evare), and Vestek.
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of The Trust. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons of the Trust.
The CCO shall report to the Board whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the Trust, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of the Trust’s shareholders.
The receipt of compensation by the Funds, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
THOSE RESPONSIBLE FOR MANAGEMENT
The business of the Funds is managed by the Trustees of the Trust, including certain Trustees who are not “interested persons” (as defined by the 1940 Act) of the Funds or the Trusts (the “Independent Trustees”), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Board. Several of the officers and Trustees of the Trust are also officers or Directors of the Adviser, or officers and Directors of the Fund’s principal distributor, John Hancock Funds, LLC (“John Hancock Funds” or the “Distributor”). The address of each Trustee and officer of the Trust is 601 Congress Street, Boston, Massachusetts 02210.
Interested Trustees

			Number of
			Funds in John
			Hancock Fund
			Complex
Name	Position with	Principal Occupation(s) and Other	Overseen by
(Birth Year)	the Trust	Directorships During the Past 5 Years	Trustee
James R. Boyle(1) (1959)	Trustee (since 2006)	Executive Vice President, MFC (since 1999); Director and President, John Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John Hancock Life Insurance Company (“JHLICO”) (since 2004); Chairman and Director, the Adviser, The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) and the Distributor (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC (“JHIMS”) (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (until 2004). (2)	262

John G. Vrysen(1) (1955)	Trustee (since 2009)	Senior Vice President, MFC (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, JHA, and the Distributor (since 2007); Chief Operating Officer, John Hancock Funds (“JHF”) John Hancock Funds III (“JHF III”) (2007 to 2009), John Hancock Funds II (“JHF II”), and John Hancock Trust (“JHT”) (since 2007); Director, John Hancock Signature Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group, MFC Global (U.S.), JHA, the Distributor, JHF, JHF II, JHF III and JHT (2005-2007); Vice President, MFC (until 2006).	47

(1)	The Trustee is an Interested Trustee due to his position with the Adviser and certain of its affiliates.

(2)	Prior to January 1, 2005, John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) was named The Manufacturers Life Insurance Company (U.S.A.).

Independent Trustees

			Number of Funds in
			John Hancock Fund
Name	Position(s) with	Principal Occupation(s) and Other	Complex Overseen
(Birth Year)	the Trust	Directorships During the Past 5 Years	by Trustee
James F. Carlin (1940)	Trustee (since 2006)	Director and Treasurer, Alpha Analytical Laboratories (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and Education Tax Exempt Trust (1993 to 2003).	47

William H. Cunningham (1944)	Trustee (since 2006)	Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until 2001); Director of the following: Hicks Acquisition Company 1, Inc. (since 2007); Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank — Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).	47

Deborah Jackson (1952)	Trustee (since 2008)	Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002 to 2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).	47

Charles L. Ladner (1938)	Trustee (since 2006)	Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for	47

Independent Trustees

			Number of Funds in
			John Hancock Fund
Name	Position(s) with	Principal Occupation(s) and Other	Complex Overseen
(Birth Year)	the Trust	Directorships During the Past 5 Years	by Trustee
		AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P.(gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association (until 2005).

Stanley Martin (1947)	Trustee (since 2008)	Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004 to 2006); Executive Vice President/Consultant, HSBC Bank USA (2000 to 2003); Chief Financial Officer/Executive Vice President, Republic New York Corporation & Republic National Bank of New York (1998 to 2000); Partner, KPMG LLP (1971 to 1998).	47

Patti McGill Peterson (1943)	Trustee (since 2006) Chairperson (since 2008)	Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public Affairs, Cornell University (1997-1998); Former President Wells College, St. Lawrence University and the Association of Colleges and Universities of the State of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange (since 2003).	47

John A. Moore (1939)	Trustee (since 2006)	President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).	47

Steven R. Pruchansky (1944)	Trustee (since 2006) Vice Chairman (since 2008)	Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).	47

Independent Trustees

			Number of Funds in
			John Hancock Fund
Name	Position(s) with	Principal Occupation(s) and Other	Complex Overseen
(Birth Year)	the Trust	Directorships During the Past 5 Years	by Trustee
Gregory A. Russo (1949)	Trustee (since 2009)	Vice Chairman, Risk & Regulatory Matters, KPMG, LLC (“KPMG”) (2002 to 2006); Vice Chairman, Industrial Markets, KPMG (1998 to 2002).KPMG (1998 to 2002).	47
Correspondence intended for any of the Trustees may be sent to the attention of the individual Trustee or to the Board at 601 Congress Street, Boston, Massachusetts 02210. All communications addressed to the Board or individual Trustee will be logged and sent to the Board or individual Trustee.
Principal Officers who are not Trustees

	Position(s)
	Held with	Officer
Name (Year of Birth)	Fund	since	Principal Occupation(s) During Past 5 Years
Keith F. Hartstein (1956)	President and Chief Executive Officer	2005	Senior Vice President, MFC (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, the Distributor (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services (since 2005); Director, President and Chief Executive Officer, JHIMS (since 2006); President and Chief Executive Officer, JHF and JHF III, Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, JHF II and JHT (2005 to July 2009), President and Chief Executive Officer, MFC Global (U.S.) (2005 to 2006); Executive Vice President, the Distributor (until 2005).

Andrew G. Arnott(1) (1971)	Chief Operating Officer	2009	Officer of the following: Senior Vice President (since 2009), Manulife Financial Corporation; Executive Vice President and Chief Operating Officer (since 2009), Senior Vice President (2007 to 2009), Vice President (2005 to 2007), the Adviser; Executive Vice President and Chief Operating Officer (since 2009), Senior Vice President (2008 to 2009), Vice President (2006 to 2008), JHIMS; Executive Vice President and Chief Operating Officer (since 2009), The Berkeley Group; Executive Vice President and Chief Operating Officer (since 2009), Senior Vice President (2006-2009), Vice President (2005 to 2006), 2nd Vice President (2004-2005), the Distributor; Executive Vice President and Chief Operating Officer (since 2009), Vice President (2007 to 2009), JHF; Vice President (since 2007), JHF II and JHT; Product

Principal Officers who are not Trustees

	Position(s)
	Held with	Officer
Name (Year of Birth)	Fund	since	Principal Occupation(s) During Past 5 Years
			Management and Development, Senior Vice President (2005 to 2009), the Distributor; Marketing and Product Management, Vice President and Director (1998 to 2005), the Distributor.

Thomas M. Kinzler (1955)	Secretary and Chief Legal Officer	2006	Vice President and Counsel, JHLICO (U.S.A.) (since 2006); Secretary and Chief Legal Officer, JHF, JHF II, JHF III and JHT (since 2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999 to 2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000 to 2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds (2000 to 2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004 to 2006).

Francis V. Knox, Jr. (1947)	Chief Compliance Officer	2005	Vice President and CCO, JHIMS, the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, JHF, JHF II, JHF III and JHT (since 2005).

Michael J. Leary(1) (1965)	Treasurer	2009	Vice President, JHLICO (U.S.A.) and Treasurer for JHF, JHF II, JHF III and JHT (since 2009); Assistant Treasurer for JHF, JHF II, JHF III and JHT (2007 to 2009), Vice President and Director of Fund Administration, JP Morgan (2004 to 2007).

Charles A. Rizzo (1957)	Chief Financial Officer	2007	Chief Financial Officer, JHF, JHF II, JHF III and JHT (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005 to 2007); Vice President, Goldman Sachs (2005 to 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003 to 2005).
The Trust is organized as a Massachusetts business trust. Under the Trust’s Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. The Trustees may appoint officers who assist in managing its day-to-day affairs. The Board met seven times during the Trust’s last fiscal year.
As of January 2009, the Board had five standing committees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; Investment Performance Committee B; and the Contracts/Operations Committee.
The current membership of each committee is set forth below. As Chairperson of the Board, Ms. McGill Peterson is considered an ex officio member of each committee and, therefore, is able to attend and participate in any committee meeting, as appropriate.

Nominating,
		Governance and	Investment
Audit	Compliance	Administration	Performance B	Contracts/Operations

Mr. Pruchansky*	Mr. Carlin	All Independent	Mr. Carlin	Mr. Ladner
Ms. Jackson	Mr. Russo	Trustees	Mr. Cunningham	Dr. Moore
Mr. Martin			Dr. Moore	Mr. Cunningham*
Mr. Russo

*	Effective September 1, 2009, Mr. Pruchansky replaced Mr. Cunningham on the Audit Committee and Mr. Cunningham replaced Mr. Pruchansky on the Contracts/Operations Committee.

Prior to January 2009, the Board had four standing committees: the Audit and Compliance Committee; the Governance Committee; the Investment Performance Committee; and the Contracts/Operations Committee. During the period from November 1, 2008 through December 31, 2008, the Audit and Compliance Committee met one time; the Governance Committee met one__ time; the Investment Performance Committees met _one time; and the Contracts/Operations Committee met one time. During the past fiscal year, the Audit Committee met five times; the Compliance Committee met three_ times; the Nominating, Governance and Administration Committee met three times; Investment Committees met four times; and the Contracts/Operations Committee met four times.
Audit Committee. All of the members of this Committee are independent, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Committee. This Committee recommends to the full Board independent registered public accounting firms for each Fund, oversees the work of the independent registered public accounting firm in connection with each Fund’s audit, communicates with the independent registered public accounting firm on a regular basis and provides a forum for the independent registered public accounting firm to report and discuss any matters it deems appropriate at any time.
Compliance Committee. The primary role of this Committee is to oversee the activities of the Trust’s Chief Compliance Officer; the implementation and enforcement of the Trust’s compliance policies and procedures; and compliance with the Trust’s and the Independent Trustees’ Codes of Ethics.
Nominating, Governance and Administration Committee. This Committee is comprised of all of the Independent Trustees. This Committee reviews the activities of the other standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Interested Trustees and the officers of the Trust are nominated and selected by the Board.
In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, this Committee will generally apply the following criteria: (i) the nominee’s reputation for integrity, honesty and adherence to high ethical standards; (ii) the nominee’s business acumen, experience and ability to exercise sound judgments; (iii) a commitment to understand the Funds and the responsibilities of a trustee of an investment company; (iv) a commitment to regularly attend and participate in meetings of a Board and its committees; (v) the ability to understand potential conflicts of interest involving management of the Funds and to act in the interests of all shareholders; and (vi) the absence of a real or apparent conflict of interest that would impair the nominee’s ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. This Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities.

It is the intent of this Committee that at least one Independent Trustee be an “audit committee financial expert” as defined by the Securities and Exchange Commission (the “SEC”).
As long as an existing Independent Trustee continues, in the opinion of this Committee, to satisfy these criteria, the Trust anticipates that the Committee would favor the renomination of an existing Independent Trustee rather than a new candidate. Consequently, while the Committee will consider nominees recommended by shareholders to serve as Independent Trustees, this Committee may only act upon such recommendations if there is a vacancy on the Board or a committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, this Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of this Committee. This Committee may retain a consultant to assist it in a search for a qualified candidate, and did so in 2008. The Committee has adopted Procedures for the Selection of Independent Trustees.
Any shareholder recommendation for Independent Trustee must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by this Committee. In evaluating a nominee recommended by a shareholder, this Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder’s candidate among the slate of nominees, the candidate’s name will be placed on the Fund’s proxy card. If this Committee or the Board determines not to include such candidate among the Board’s designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder’s candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund’s Proxy Statement.
Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Trust at the following address: 601 Congress Street, Boston, Massachusetts 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.
Investment Performance Committees B. This Committee monitors and analyzes the performance of each Fund generally, consults with the Adviser as necessary if a Fund requires special attention, and reviews peer groups and other comparative standards as necessary.
Contracts/Operations Committee. This Committee oversees the initiation, operation, and renewal of the various contracts between each Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers.
The Trust pays fees only to its Independent Trustees. Trustees are reimbursed for travel and other out-of-pocket expenses. The following table shows the compensation paid to each Independent Trustee for his or her service as a Trustee for the most recent fiscal year.
Independent Trustee Compensation

Independent Trustee	Trust	John Hancock Fund Complex*
Carlin	[XX]	[XX]
Cunningham	[XX]	[XX]

Independent Trustee	Trust	John Hancock Fund Complex*
Jackson	[XX]	[XX]
Ladner	[XX]	[XX]
Martin	[XX]	[XX]
McGill Peterson	[XX]	[XX]
Moore	[XX]	[XX]
Pruchansky	[XX]	[XX]
Russo*	[XX]	[XX]

Mr. Russo was elected to the Board on April 16, 2009.

*	These Trustees oversee 47 series in the John Hancock Fund Complex, which consists of 262 series overall. he Trust does not have a pension or retirement plan for any of its Trustees or officers. The Trust participates in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may elect to have his or her deferred fees invested in shares of one or more funds in the John Hancock Fund Complex and the amount paid to the Independent Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees does not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. As of December 31, 2009, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for Mr. Cunningham was [$155,441]; Mr. Ladner was [$71,250]; Ms. McGill Peterson was [$112,504]; Dr. Moore was [$209,776]; Mr. Pruchansky was [$255,930]; and Mr. Russo was [$ XX } under the Plan.

Trustee Ownership of Shares of the Funds
The table below sets forth the dollar range of the value of the shares of the Fund, and the dollar range of the aggregate value of the shares of all funds in the John Hancock Fund Complex overseen or to be overseen by a Trustee, owned beneficially by each Trustee as of December 31, 2009. The current value of the John Hancock funds that the participating Independent Trustees have selected under the Plan is included in this table. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Exact dollar amounts of securities held are not listed in the table. Rather, the ranges are identified according to the following key:
A-$0
B -$1 up to and including $10,000
C -$10,001 up to and including $50,000
D -$50,001 up to and including $100,000
E -$100,001 or more

Fund/Trustee	Boyle	Carlin	Cunningham	Jackson	Ladner	Martin
Classic Value	[A]	[B]	[C]	[A]	[C]	[A]
U.S. Global Leaders	[A]	[B]	[C]	[A]	[B]	[A]
John Hancock Fund Complex	[E]	[E]	[E]	[B]	[E]	[C]

McGill
Fund/Trustee	Peterson	Moore	Pruchansky	Russo	Vrysen
Classic Value	[B]	[C]	[D]	[A]	[B]
U.S. Global Leaders	[B]	[C]	[C]	[A]	[B]
John Hancock Fund Complex	[E]	[E]	[E]	[C]	[E]
As of February [ XX ] 2010, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Funds. As of that date, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of the Funds.

Classic Value Fund

Name and Address	Share Class	Record or Beneficial Ownership
U.S. Global Leaders Fund

Name and Address	Share Class	Record or Beneficial Ownership
INVESTMENT ADVISORY AND OTHER SERVICES
Advisory Agreement. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the “Life Company”) and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.
SUBADVISERS
Classic Value Fund
Pzena Investment Management, LLC, is located at 120 West 45th Street, 20th Floor, New York, New York, 10036. Pzena was founded in 1995 by Richard Pzena and has been providing investment advisory services to institutional and individual clients since that time, and managed $13.6 billion as of October 31, 2009. Approximately 65% of the Subadviser is owned by employees. The majority of Pzena is owned by Mr. Pzena, Managing Principal and Co-Chief Investment Officer, John Goetz, Managing Principal and Co-Chief Investment Officer and William Lipsey, Managing Principal, Marketing and Client Services. Twenty-eight other employees also own interests in the firm. The twenty-one members of Pzena’s investment team include senior investment professionals, bringing experience from Wall Street, corporate management, private equity and management consulting.
U.S. Global Leaders Fund
Sustainable Growth Advisers, L.P., is located at 3 Stamford Plaza, 301 Tresser Blvd, Suite 1310, Stamford, Connecticut 06901. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies, and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, each owns 21% of SGA. Total assets under management by these SGA principals as of December 31, 2009 were approximately $ [ ] billion.
ADVISORY AGREEMENT
Each Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser, which was approved by the Fund’s shareholders as follows:

Fund	Date of Approval of Advisory Agreement
Classic Value	November 8, 2002
U. S. Global Leaders	May 8, 2002

Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Subadviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund’s operations except those which are delegated to a custodian, transfer agent or other agent.
The Adviser and each Fund have entered into a Sub-Advisory Agreement with the Fund’s particular Subadviser, under which the Subadviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund’s portfolio and furnishing the Fund with advice with respect to investments, investment policies and the purchase and sale of securities.
The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
As compensation for its services under the Advisory Agreement, the Funds pay the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Funds. From time to time, the Adviser may reduce its fee or make other arrangements to limit a Fund’s annual ordinary operating expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Funds’ annual ordinary operating expenses fall below this limit.
U.S. Global Leaders Fund
[Effective May 1, 2008, the Adviser agreed to voluntarily limit U.S. Global Leaders Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.79% of the Fund’s average daily net assets and net operating expenses on Class A, B and C shares to 1.32% for Class A shares and 2.07% for Class B and Class C shares. In addition, the transfer agent limited transfer agent fees on Class A, B and C shares to 0.28% of each class’s average daily net assets. The Adviser and Transfer Agent may terminate these limitations at any time.]
Advisory Fees. The following table shows the advisory fees that the Funds incurred and paid to the Adviser for: (i) the fiscal year ended December 31, 2007; (ii) the fiscal period ended October 31, 2008; and (iii) the fiscal year ended October 31, 2009.

	Year ended December 31, 2007			Period ended October 31, 2008
	Gross Fees	Waivers	Net Fees	Gross Fees	Waivers	Net Fees
Classic Value Fund	$72,747,627	$0	$72,747,627	$30,622,526	$3703,120	$30,622,526
U.S. Global Leaders Fund	$10,564,529	$560,059	$10,004,470	$6,372,078	$6,372,078	$6,372,078

Year ended October 31, 2009
	Gross Fees	Waivers	Net Fees
Classic Value Fund	[ ]	[ ]	[ ]
U.S. Global Leaders Fund	[ ]	[ ]	[ ]
Securities held by each Fund may also be held by other funds or investment advisory clients for which the Adviser, the Subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Subadviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
Pursuant to the Advisory and Sub-Advisory Agreements, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.
The Sub-Advisory Agreement provides that the Subadviser will not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust, a Fund or any of their affiliates as a result of any error of judgment or mistake of law by the Subadviser with respect to a Fund, except that nothing in this Agreement shall waive or limit the liability of the Subadviser for any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which the Adviser, the Fund or any affiliated persons may become subject under any statute, at common law or otherwise arising out of or based on (a) the Subadviser’s causing a Fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund’s Prospectuses or this SAI or any written policies, procedures, guidelines or instructions provided in writing to the Subadviser by the Trustees or the Adviser, (b) the Subadviser’s causing a Fund to fail to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company, or (c) the Subadviser’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under this Agreement.
Under the Advisory Agreement, the Fund may use the name “John Hancock” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the “Life Company”) may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement, the Sub-Advisory Agreement and the Distribution Agreement (discussed below) were approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement discussed below will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such parties. Each of these agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned. The Sub-Advisory Agreement with respect to a Fund terminates automatically upon the termination of the Advisory Agreement for that Fund.
Personnel of the Adviser and its affiliates may trade securities for their personal accounts. A Fund also may hold, or may be buying or selling, the same securities. To prevent a Fund from being disadvantaged, the Adviser, a Subadviser, principal underwriter and the Fund have adopted a Code of Ethics that restricts the trading activity of those personnel.
Accounting and Legal Services Agreement. The Trust, on behalf the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. The following tables show the advisory fees that each Fund incurred and paid to the Adviser for certain tax, accounting and legal services for (i) the fiscal year ended December 31, 2007; (ii) the fiscal period ended October 31, 2008 and (iii) the fiscal year ended October 31, 2009.

	Accounting and Legal Service Fees
	Year Ended	Period Ended	Year Ended
Fund	December 31, 2007	October 31, 2008	October 31, 2009
Classic Value Fund	$1,059,992	$436,006	[ ]
U.S. Global Leaders Fund	$186,866	$109,110	[ ]
Advisers and Subadvisers — Other Business Relationships. A description of business relationships among the Adviser, the Subadvisers, JHIMS1,other John Hancock Funds’ subadvisers and Manulife Financial’s affiliates is below:
Pzena Investment Management, LLC (“Pzena”) Agreement for the JHF III Classic Value Mega Cap Fund. JHIMS and Pzena have entered into an agreement regarding the new Classic Value Mega Cap Fund, a JHF III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Classic Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of this fund.
Advisory and Sub-Advisory Relationships with Other Funds. JHIMS is also the investment adviser for all of the series of JHF II, JHF III and JHT.
The following subadvisers are also subadvisers to JHF II and JHT:
1. Sustainable Growth Advisers, LP is the subadviser to the U.S. Global Leaders Growth Fund/Trust.
2. Pzena is the subadviser to the Classic Value Fund and Classic Value Mega Cap Fund.

John Hancock Freedom 529. The John Hancock Freedom 529 is a national multi-managed Section 529 education savings plan. Multiple portfolios offered by John Hancock Freedom 529 are managed by JHA and Pzena is the subadviser.
Proxy Voting Policies. The Trust’s proxy voting policies and procedures (the “Trust’s Procedures”) delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Subadviser’s proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust’s Procedures and the proxy voting procedures of each Subadviser are set forth in Appendix B to this SAI.
It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a Subadviser becomes aware of a material conflict of interest, the Trust’s Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadviser’s proxy voting procedures. Although conflicts procedures will vary among Subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix B. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.
Although a Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that a Subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits a Subadviser from trading the shares in the marketplace for a period of time, a Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A Subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.
Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention: Secretary) and (2) on the SEC’s website at http://www.sec.gov.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PORTFOLIO MANAGERS
Other Accounts the Portfolio Managers are Managing. The tables below indicate for each portfolio manager of the Fund information about the accounts over which the portfolio managers have day-to-day investment responsibility. All information on the number of accounts and total assets in the tables are as of October 31, 2009. For purposes of the tables, “Other Pooled Investment Vehicles” may include investment partnerships, pooled separate accounts, and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or non-pooled separate accounts, pension funds and other similar institutional accounts.
Classic Value Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Antonio DeSpirito III	[Other Registered Investment Companies: Five (5) funds with total assets of approximately $585 million

Other Pooled Investment Vehicles: Forty-seven (47) entities with total assets of approximately $1.1 billion

Other Accounts: One-hundred fifty-two (152) accounts with total assets of approximately $4.1 billion]

John P. Goetz	[Other Registered Investment Companies: Seven (7) funds with total assets of approximately $678 million

Other Pooled Investment Vehicles: Eighty-five (85) entities with total assets of approximately $3.8 billion

Other Accounts: Two-hundred seventeen (217) accounts with total assets of approximately $6.7 billion]

Richard S. Pzena	[Other Registered Investment Companies: Six (6) funds with total assets of approximately $622 million

Other Pooled Investment Vehicles: Sixty-three (63) entities with total assets of approximately $1,193 million

Other Accounts: One-hundred ninety-seven (197) accounts with total assets of approximately $4.6 billion]

Neither the Adviser nor the Subadviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above, except that, with respect to accounts managed by Messrs. Pzena, Goetz and DeSpirito, the Subadviser receives performance-based fees with respect to [eight (8) Other Accounts with total assets of approximately $518 million.

U.S. Global Leaders Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
George P. Fraise	[Other Registered Investment Companies: Six (6) funds with total net assets of approximately $500 million

Other Pooled Investment Vehicles: Five (5) accounts with approximately $152.2 million

Other Accounts: Ten (10) accounts with approximately $246.1 million in total net assets ]

Gordon M. Marchand, CFA, CIC	[Other Registered Investment Companies: Six (6) funds with total net assets of approximately $500 million

Other Pooled Investment Vehicles: Five (5) accounts with approximately $52.2 million

Other Accounts: Ten (10) accounts with approximately $246.1 million in total net assets]

Robert L. Rohn	[Other Registered Investment Companies: Six (6) funds with total net assets of approximately $500 million

Other Pooled Investment Vehicles: Five (5) accounts with approximately $152.2 million

Other Accounts: Ten (10) accounts with approximately $246.1 million in total net assets ]
Neither the Adviser nor either Subadviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above.
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Funds do not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Funds as well as one or more other accounts. The Adviser and each Subadviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Each Subadviser has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings (“IPOs”) and private placements. If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the IPO. Each

Subadviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the procedures of each Subadviser generally result in such trades being “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, a Subadviser will place the order in a manner intended to result in as favorable a price as possible for such client.
A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser or a Subadviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor either Subadviser receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.
A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Each Subadviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. While these accounts have many similarities, the investment performance of each account will be different due to differences in fees, expenses and cash flows.

Compensation of Portfolio Managers
Classic Value Fund
Portfolio managers and other investment professionals at Pzena are compensated through a combination of a fixed base salary (set annually), performance bonus and equity ownership, if appropriate due to superior performance. The time frame that Pzena examines for bonus compensation is annual. Pzena considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on investment performance or assets under management. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always looks at the person as a whole and contributions that he/she has made and is likely to make in the future. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people.
U.S. Global Leaders Fund
SGA has adopted a system of compensation for portfolio managers that seeks to align the financial interests of the investment professionals with those of SGA. The compensation of SGA’s three principals/portfolio managers is based solely upon SGA’s financial performance. SGA’s compensation arrangements with its investment professionals are not determined on the basis of specific funds or accounts managed by the investment professional. All investment professionals receive customary benefits that are offered generally to all salaried employees of SGA.
Share Ownership by Portfolio Managers. The following table indicates, as of October 31, 2009 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the relevant Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million
Classic Value Fund

Portfolio Manager	Range of Beneficial Ownership
Antonio DeSpirito, III	[G]
John P. Goetz	[F]
Richard S. Pzena	[E]
U.S. Global Leaders Fund

Portfolio Manager	Range of Beneficial Ownership
George P. Fraise	[C]
Gordon M. Marchand, CFA, CIC	[E]
Robert L. Rohn	[D]

DISTRIBUTION CONTRACTS
The Funds have Distribution Agreements with John Hancock Funds. Under the agreements John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. John Hancock Funds accepts orders for the purchase of the shares of the Funds that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C, Class R1, Class R3 and Class R4 shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.
Affiliated Underwriting Transactions by a Subadviser. The Funds have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase.
Underwriting Commissions
Set forth below is a table reflecting the total underwriting commissions (sales charges) for sales of each of the Fund’s share classes for the fiscal year ended December 31, 2007, the fiscal period ended October 31, 2008, and the fiscal year ended October 31, 2009.

		Total Underwriting	Total Underwriting
		Commissions, year ended	Commissions, period ended
Fund	Share Class	December 31, 2007	October 31, 2008
Classic Value Fund	Class A	$2,000,020	$1,748,659
	Class B	$749,313	$597,664
	Class C	$104,195	$51,732
U.S. Global Leaders Fund
	Class A	$340,868	$156,952
	Class B	$469,075	$230,253
	Class C	$17,738	$6,328

Total Underwriting Commissions,
Fund	Share Class	year ended October 31, 2009
Classic Value Fund	Class A	[ ]
	Class B	[ ]
	Class C	[ ]

Total Underwriting Commissions,
Fund	Share Class	year ended October 31, 2009
U.S. Global Leaders Fund	Class A	[ ]
	Class B	[ ]
	Class C	[ ]
The Funds’ Trustees adopted Distribution Plans with respect to each class of shares (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Classic Value Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares; 0.50% for Class R1 shares, 0.50% for R3 shares, 0.25% for Class R4 shares and 0.00% (none) for Class R5 shares of the Fund’s average daily net assets attributable to the respective class of shares. Under the Plans, U.S. Global Leaders Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares, and 1.00% for Class B and Class C shares. However, the service fee will not exceed 0.25% of the Funds’ average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of the Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. Unreimbursed expenses under a Class R1 Plan will be carried forward to subsequent fiscal years. The Funds do not treat unreimbursed expenses under the Class B, Class C, Class R1, Class R3, Class R4 and Class R5 Plans as a liability of the Funds because the Trustees may terminate Class B, Class C and/or Class R1, Class R3, Class R4 or Class R5 Plans at any time.
During the fiscal year ended October 31, 2009, the following amounts were paid pursuant to each Fund’s Rule 12b-1 and Service Plans:

Rule 12b-1 Payments
		for year ended October	Service Payments for year
Fund	Share Class	31, 2009	ended October 31, 2009
Classic Value Fund	Class A	[ ]	[ ]
	Class B	[ ]	[ ]
	Class C	[ ]	[ ]
	Class R1	[ ]	[ ]
	Class R3	[ ]	[ ]
	Class R4	[ ]	[ ]
	Class R5	[ ]	[ ]

U.S. Global Leaders Fund	Class A	[ ]	[ ]
	Class B	[ ]	[ ]
	Class C	[ ]	[ ]

Classic Value Fund has also adopted a separate Service Plan with respect to each of its Class R1, Class R3, Class R4 and Class R5 shares (“the Service Plans”). The Service Plans authorize the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to a specified percentage of the Fund’s average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R1 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. These services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of fund representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Fund; and (e) other services related to servicing such retirement plans.
The Plans, the Service Plan and all amendments were approved by the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans, by votes cast in person at meetings called for the purpose of voting on such Plans.
Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Funds with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.
The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Funds’ outstanding shares of the applicable class upon 60 days’ written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Funds which has voting rights with respect to that Plan. Each plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Funds. The holders of Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Funds.
Class I shares of the Funds are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under the Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 Plans.
Amounts paid to John Hancock Funds by any class of shares of the Funds will not be used to pay the expenses incurred with respect to any other class of shares of the Funds; provided, however, that expenses attributable to the Funds as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Funds may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to its relative NAV.

During the fiscal year ended October 31, 2009, each Fund paid John Hancock Funds the following amounts of expenses in connection with their services.
Expense Items

			Printing and						Interest,
			Mailing of						Carrying
			Prospectuses to						or Other
			New		Compensation to		Expenses of John		Finance
Shares	Advertising		Shareholders		Selling Firms		Hancock Funds		Charges
Classic Value Fund
Class A	$	[355,119]	$	[43,418]	$	[2,270,732]	$	[3,407,092]	$	[0]
Class B	$	[69,725	$	[8,525	$	[445,839]	$	[668,954]	$	[0]
Class C	$	[21,599]	$	[8,263\	$	[2,794,354	$	[440,544]	$	[0]
Class R1	$	[4,573]	$	[752]	$	[41,239]	$	[43,147]	$	[0]
Class R3		[ ]		[ ]		[ ]		[ ]		[ ]
Class R4		[ ]		[ ]		[ ]		[ ]		[ ]
U.S. Global Leaders Fund
Class A	$	[102,549]	$	[12,694]	$	[637,460	$	[951,666]	$	[0]
Class B	$	[42,511]	$	[5,262]	$	[264,253]	$	[394,503	$	[0]
Class C	$	[4,102]	$	[1,946]	$	[642,026]	$	[92,400]	$	[0]
SALES COMPENSATION
As part of their business strategies, the Funds, along with the Distributor pay compensation to Selling Firms that sell the Funds’ shares. These firms typically pass along a portion of this compensation to your broker or financial representative.
The two primary sources of Selling Firm compensation payments for all share classes other than Class R5 and Class I are: (1) the 12b-1 fees that are paid out of the Funds’ assets; and (2) sales charges paid by investors on Class A, Class B and Class C shares. The sales charges and 12b-1 fees are detailed in the Prospectuses and under “Distribution Contracts,” “Initial Sales Charge on Class A Shares” and “Deferred Sales Charge on Class B and Class C Shares” in this SAI. The portions of these expenses that are paid to Selling Firms are shown in the “First Year Broker or Other Selling Firm Compensation” chart For Class I shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm that sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.
Initial compensation Whenever an investor purchases Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation” chart. The Selling Firm also receives the first year’s 12b-1 service fee at this time.
Annual compensation For Class A, Class B and Class C shares of the Funds, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares of a Fund, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. In certain cases, for Class A shares, 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. These service and distribution fees are paid monthly in arrears.

For Classes R1 and R3 shares of Classic Value Fund, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R4 shares of Classic Value Fund, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.25% of its average daily net assets. See the table entitled “First Year Broker or Other Selling Firm Compensation” below for more information. These service and distribution fees are paid monthly in arrears.
Rollover Program Compensation. The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain John Hancock group annuity contracts, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid to the broker-dealer at an annual rate of 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. The Rollover Compensation is not related to the reallowance and/or Rule 12b-1 fees that a broker-dealer may earn as broker-dealer of record in connection with sales of John Hancock funds.
Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries, such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. In addition to sales charges, which are payable by shareholders, or Rule 12b-1 distribution fees which are paid by the Funds, the Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds’ efforts to promote the sale of the Funds’ shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the distributor’s promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.
As of October 31, 2009 the following member firms of the Financial Industry Regulatory Authority (“FINRA”) have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:
1st Global Capital Corp.
AIG — American General Securities
AIG — FSC Securities Corporation
AIG — Royal Alliance Associates, Inc.
AIG — Sagepoint Financial, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC.

Banc of America Securities LLC
Cambridge Investment Research
Centaurus Financial
Charles Schwab
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
DA Davidson & Co
E*Trade Clearing, LLC
First Allied/FFP
First Tennessee
Geneos Wealth Management
Girard Securities
H.D. Vest Investment Services
Harbour Investments, Inc.
ING — Financial Network Investment Corp.
ING — Multi-Financial Securities Corporation
ING — PrimeVest Financial Services, Inc.
ING — ING Financial Partners
InterSecurities Inc
Investors Capital Corp
Janney Montgomery Scott, LLC
J.J.B. Hilliard, W.L. Lyons, Inc
John Hancock Financial Network
Lincoln Financial Advisors Corporation
LPL Financial Corporation
LPL -Associated Securities Corp
LPL -Mutual Service Corporation
LPL- Waterstone Financial Group
LPL -Uvest Financial Services Group
Merrill Lynch, Pierce, Fenner & Smith, Inc
MML Investor Services, Inc.
Morgan Stanley & Co., Inc.
NFP Securities
NPH — Invest Financial Corporation
NPH — Investment Center of America, Inc.
NPH — National Planning Corp
NPH — SII Investments, Inc.
Oppenheimer & Co. , Inc.
Raymond James Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.

TD Ameritrade
The Huntington Investment, Co.
The Investment Center
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Investments, LLC
Wells Fargo Advisors, LLC
John Hancock Funds also has arrangements with intermediaries that are not members of FINRA. Other firms, which are not members of FINRA, also may receive revenue sharing payments.
Securities of Regular Broker Dealers. The table below presents information regarding the securities of the Funds’ regular broker dealers (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended October 31, 2009:

Regular Broker Dealers	Holdings ($000s)
Classic Value Fund
Bank of America	[142,825]
J.P. Morgan Chase	[100,522]
UBS Securities	[87,000]
Morgan Stanley	[38,590]
Barclays Bank Plc	[21,101]

U.S. Global Leaders Fund
Bank of America	[142,825]
J.P. Morgan Chase	[100,522]
UBS Securities	[87,000]
Morgan Stanley	[38,590]
Barclays Bank Plc	[21,101]
Sales- and Asset-Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of John Hancock Funds by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.
The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the Funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, John Hancock Funds may provide, either from Rule 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds. Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. John Hancock Funds makes payments for entertainment events they deem appropriate, subject to John Hancock Funds’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
John Hancock Funds and its affiliates may have other relationships with firms relating to the provisions of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the Funds.

First Year Broker or Other Selling Firm Compensation

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives 12b-1	compensation
Class A investments	price) (1)	commission (2)	service fee (3)	(4)(5)
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more

First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)

First $1M - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class I investments

All amounts	—	0.00%	0.00%	0.00	%(7)

Class R1 investments(8)

All amounts	—	0.00%	0.50%	0.50%

Class R3 investments(8)
All amounts	—	0.00%	0.50%	0.50%

Class R4 investments(8)
All amounts	—	0.00%	0.25%	0.25%

Class R5 investments
All amounts	—	0.00%	0.00%	0.00%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds. Monthly payments are made in arrears.

(4)	Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	John Hancock Funds may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of a Fund. This payment may be up to 0.15% of the amount invested.

(8)	For purchases of Class R1, Class R3 and Class R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid monthly in arrears. See “Distribution Contracts” for description of Class R1, Class R3, Class R4 and Class R5 Service Plan charges and payments.

The contingent deferred sales charge or (“CDSC”) revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge.
NET ASSET VALUE
The NAV for each class of a Fund is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) by dividing a class’ net assets by the number of its shares outstanding. On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day’s close with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund’s NAV is not calculated. Consequently, a Fund’s portfolio securities may trade and the NAV of a Fund’s redeemable securities may be significantly affected on days when a shareholder has no access to a Fund.

For purposes of calculating the NAV of a Fund’s shares, the following procedures are utilized wherever applicable.
Portfolio securities are valued by various methods, which are generally described below. As noted in the prospectus, portfolio securities may also be fair valued by a Fund’s Pricing Committee in certain instances.
     Equity Securities Traded on Stock Exchanges
Most equity securities that are traded on stock exchanges (including securities traded in both the over-the-counter (“OTC”) market and on an exchange) are valued at the last sales prices as of the close of the exchange in the principal market on which the security trades, or, lacking any sales, at the closing bid prices. Certain exceptions exist. For example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price.
     Securities Traded on the OTC Market
Securities traded only in the OTC market are generally valued at the last bid prices quoted by brokers that make markets in the securities at the close of regular trading on the NYSE.
     Debt Securities and Convertible Securities
Debt securities for which market quotations are readily available may be valued at market value determined by the security’s most recent bid price (sales price if the principal market is an exchange) in the principal market in which it is normally traded, as furnished by recognized dealers in such securities. Debt securities (other than certain short term debt securities that are valued at amortized cost) and convertible securities may also be valued on the basis of information furnished by a pricing service. A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service.
     Short Term Debt Instruments
Certain short term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, a Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
     Open-End Investment Companies
Shares of other open-end investment companies are valued based on the NAV of those investment companies.
     Securities Denominated in Foreign Currencies

The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE.
     Options and Futures Contracts
Exchange-traded options are valued at sale prices, if available, and at the mean of the bid and ask prices if a sale price is unavailable.
Futures contracts are valued at the most recent settlement price.
     Limited Partnerships and Pooled Investment Vehicles

The value of a Fund’s interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be determined by fair valuation. In general, the fair value of a Fund’s interest in a hedge fund will represent the amount that the Fund could reasonably expect to receive from the hedge fund or from a third party if the Fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the Fund reasonably believes to be reliable. In determining fair value for investments in a hedge fund, a Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of the hedge fund, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, a Fund’s Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

     Non-Negotiable Security
A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were liquidated at the time of valuation.
For purposes of calculating the NAV of a Fund’s shares, investment transactions are accounted for on a “trade date plus one basis” (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
INITIAL SALES CHARGE ON CLASS A SHARES
Shares of each Fund are offered at a price equal to their NAV plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis CDSC. The Board reserves the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a Fund’s best interest.
The sales charges applicable to purchases of Class A shares of a Fund are described in the Prospectuses. Methods of obtaining reduced sales charges referred to generally in the Prospectuses are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, Class I2, Class T, Class ADV or all R shares classes of the John Hancock mutual Funds owned by the investor (see “Combination Privilege” and “Accumulation Privilege” below).
In order to receive the reduced sales charge, the investor must notify his/her financial advisor and/or the financial advisor must notify Signature Services, Inc. at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privilege” below). This includes investments held in an individual retirement account, including those held at a broker or financial adviser other than the one handling your current purchase. Additionally, individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are for a single trust estate or for a group retirement plan. Assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.
John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. Signature Services will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify Signature Services and your broker dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.
Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

•	A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, subadviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

•	A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock funds providing specifically for the use of Fund shares in certain eligible retirement platforms, fee-based investment products or services made available to their clients.

•	Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.
•	Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.
•	Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted.

•	Terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, including subsequent investments.
•	Individuals rolling over assets held in a John Hancock custodial 403(b) account into a John Hancock custodial IRA account.

•	Participants rolling over (directly or within 60 days after distribution), from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, including subsequent investments.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code sections 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.
•	A member of a class action lawsuit against insurance companies who is investing settlement proceeds.
•	Certain retirement plans participating in Merrill Lynch or the Princeton Retirement Group, Inc. (the “Princeton Retirement Group”) servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or the Princeton Retirement Group representative for further information.
•	Retirement plans investing through the PruSolutionssm program.
•	Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.
•	Participant directed retirement plans with at least 100 eligible employees at the inception of a Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if all shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%

•	Any shareholder account of Pzena Focused Value Fund registered on Pzena Focused Value Fund’s books in the shareholder’s name (and not in the name of a broker or other omnibus account) as of November 8, 2002.
In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock Fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.
Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code sections 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.
Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
Reducing Class A Sales Charges
Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or group retirement plan and (c) groups which qualify for the Group Investment Program (see below). Individual qualified and non-qualified investments can be combined to take advantage of this privilege, however, assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.
Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I, Class I2, Class T, Class ADV and all R share classes of all John Hancock funds already held by such person. However, Class A shares of John Hancock Money Market Fund will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial advisor or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of a Fund in its mailings to members at a reduced or no cost to John Hancock Funds.
Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. A Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Individual investors who are using a Fund as a funding medium for their retirement plan account, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A or Class T purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.
The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES
Investments in Class B and Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that a Fund will receive the full amount of the purchase payment.
Contingent Deferred Sales Charge. Class B and Class C shares that are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectuses as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of a Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.
Example:
You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s NAV per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

•Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$600.00
•*Minus Appreciation ($12 - $10) x 100 shares	(200.00)
•Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)

•Amount subject to CDSC	$280.00

* The appreciation is based on all 100 shares in the account not just the shares being redeemed.
Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to a Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of a Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:
For all account types:

*	Redemptions made pursuant to the Fund’s right to liquidate your account if you own shares worth less than the stated minimum in the section “Opening an account” in the prospectus.

*	Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*	Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)
*	Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectuses.
*	Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)
*	Certain retirement plans participating in Merrill Lynch or Princeton Retirement Group servicing programs offered in Class A, Class B, Class C and Class R1 shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or Princeton Retirement Group representative for further information.
*	Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.
*	Redemption of Class A shares by retirement plans that invested through the PruSolutionssm program.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457,
403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Code unless otherwise noted.
*	Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)
*	Returns of excess contributions made to these plans.
*	Rollovers, contract exchanges or transfers of John Hancock custodial 403(b) (7) account assets required by John Hancock funds as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts.
*	Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.

Please see matrix for some examples.

401 (a) Plan
(401 (k), MPP,
PSP) 457 &
Type of	408 (SEPs &			IRA, IRA	Non-
Distribution	Simple IRAs)	403 (b)	457	Rollover	retirement
Death or Disability	Waived	Waived	Waived	Waived	Waived

Over 70 1/2	Waived	Waived	Waived	Waived for required minimum distributions* or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Between 59 1/2 and 70 1/2	Waived	Waived	Waived	Waived for Life Expectancy or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Under 59 1/2 (Class B and Class C only)	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Loans	Waived	Waived	N/A	N/A	N/A

Termination of Plan	Not Waived	Waived	Not Waived	Not Waived	N/A

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified Domestic Relations Orders	Waived	Waived	Waived	N/A	N/A

Termination of Employment Before Normal Retirement Age	Waived	Waived	Waived	N/A	N/A

Return of Excess	Waived	Waived	Waived	Waived	N/A

*	Required minimum distributions based on John Hancock Mutual Fund IRA assets only.
If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R1, R3, R4, R5 SHARES
Class R1, R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Code (“529 plans”) distributed by John Hancock or one of its affiliates and retirement plans (“Retirement Plans”) including pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans and traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
SPECIAL REDEMPTIONS
Although it would not normally do so, a Fund has the right to pay the redemption price of shares of a Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. Each Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, a Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock Fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Exchanges between funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund to another John Hancock Fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
If a retirement plan exchanges the plan’s Class A account in its entirety from a Fund to a non-John Hancock investment, the one-year CDSC applies.
The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for ninety (90) days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Tax Status.”
Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of federal, state and local income taxes. Since the redemption price of the Fund’s shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of a Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Funds reserve the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”). The program is explained in the Prospectuses. The program, as it relates to automatic investment checks, is subject to the following conditions:
The investments will be drawn on or about the day of the month indicated.
The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.
The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.
Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that Fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the same class and Fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the original CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
Redemption proceeds that are otherwise prohibited from being reinvested in the same account or the same fund may be invested in another account for the same shareholder in the same share class of the same fund (or different fund if original fund is no longer available) without paying a sales charge. Any such reinvestment is subject to the minimum investment limit.
Each Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.
A redemption or exchange of Fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption “Tax Status.”

Retirement plans participating in Merrill Lynch’s or the Princeton Retirement Group’s servicing programs:
Class A shares are available at NAV for Merrill Lynch or the Princeton Retirement Group retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or the Princeton Retirement Group representative for further information.
For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).
Section 403(b)(7) custodial accounts. Section 403(b)(7) of the Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
Due to these Regulations:

1)	The Funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The Funds do not accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3)	The Funds require certain signed disclosure documentation in the event:

•	You established a John Hancock custodial 403(b)(7) account with a Fund prior to September 24, 2007; and

•	You directed the Funds on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).

4)	The Funds do not accept salary deferrals into 403(b)(7) accounts.

In the event that a Fund does not receive the required documentation, and you nonetheless direct the Fund to proceed with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. A Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to a Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Funds and/or the Distributor.
DESCRIPTION OF THE FUNDS’ SHARES
The Board is responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of a Fund and five other series. Additional series may be added in the future. The Trustees have also authorized the issuance of eight classes of shares of the Funds, designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5.
The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of a Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Funds no longer issue share certificates. Shares are electronically recorded.
Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A, Class R1, Class R3 and Class R4 shares; and Class R1 and Class R3 shares will pay higher distribution and service fees than Class A and Class R4 shares; and (iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service (the “IRS”) imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of a Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of a Fund. However, a Fund’s Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund’s assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, the Funds shall not be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
The Funds reserve the right to reject any application which conflicts with a Fund’s internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in a Fund or Funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.
SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE
Class A shares of the Funds are sold with a maximum initial sales charge of 5.00%. Classes B and C shares are sold at NAV without any initial sales charges and with a 5.00% and 1.00% CDSC, respectively, on shares redeemed within 12 months of purchase. Classes R1, NAV and I shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the Fund’s relevant NAV as of October 31, 2009.

Class A
	NAV and Redemption	Maximum Sales
	Price per Class A	Charge (5.00% of	Maximum Offering
Fund	Share	Offering Price)	Price to Public (1)
Classic Value	$ [12.38]	$ [0.65]	$	[13.03]
U.S. Global Leaders	$ [20.87]	$ [1.10]	$	[21.97]
NAV, Offering Price, and Redemption Price per Share:

Fund	Class B(2)		Class C (2)		Class I		Class R1		Class R3	Class R4	Class R5
Classic Value	$	[12.19]	$	[12.18]	$	[12.44]	$	[12.35]	[XX]	[XX]	[XX]
U.S. Global Leaders Growth	$	[19.90]	$	[19.90]	$	[21.37]		N/A	[XX]	[XX]	[XX]

[1]	NAV ÷ 95%. On single retail sales of less than $100,000. On sales of 100,000 or more and on group sales, the offering price is reduced.

[2]	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
TAX STATUS
Each Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Code, and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, a Fund will not be subject to federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.
To qualify as a regulated investment company for income tax purposes, a Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
To qualify as a regulated investment company, a Fund must also satisfy certain requirements with respect to the diversification of its assets. A Fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Fund’s assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of, (i) any one issuer, (ii) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.
If a Fund failed to qualify as a regulated investment company, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Adviser and the subadvisers and it is intended that each Fund will comply with the requirements for qualification as regulated investment companies.
A Fund will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed (or not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.
Distribution from a Fund’s current or accumulated earnings and profits (“E&P”) will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund’s “investment company taxable income,” they will be taxable as ordinary income; unless such distributions are designated as “qualified dividend income,” in which event such designated dividends will be taxable at lower rates applying to long-term capital gain. If distributions are paid from a Fund’s “net capital gain” they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of a Fund.
Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor’s federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.
The Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of each Fund’s assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, neither Fund will be able to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Funds will deduct the foreign taxes they pay in determining the amount they have available for distribution to shareholders.
If a Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in passive foreign investment companies or make an available election to minimize their tax liability or maximize their return for these investments.
Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to a Fund’s investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of “qualifying income” from which a Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.
Certain options, futures, and forward foreign currency contracts undertaken by a Fund could cause a Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by a Fund. Additionally, a Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in a Fund’s portfolio. Also, certain of a Fund’s losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating a Fund’s taxable income or gains. Certain of such transactions may also cause a Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of a Fund’s distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.
The amount of a Fund’s net realized capital gains, if any, in any given year will vary depending upon the Adviser’s current investment strategy and whether the Adviser believes it to be in the best interest of a Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor’s purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund’s portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the NAV of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
Upon a redemption or other disposition of shares of a Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor’s basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder’s tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares of a Fund disposed of are replaced with other shares of the same a Fund, such as pursuant to automatic dividend reinvestments, within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the initial shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.
Although its present intention is to distribute, at least annually, all net capital gain, if any, each Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Funds will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years’ capital losses, it would be subject to federal income tax in the hands of a Fund. Upon proper designation of this amount by a Fund, each shareholder would be treated for federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his tax return for his taxable year in which the last day of the Fund’s taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.
For federal income tax purposes, a Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.
Classic Value Fund has a [$919,103,512] capital loss carryfoward available to the extent provided by regulations, to offset future net realized capital gains. This carryfoward expires in [2016]
U.S. Global Leaders Fund has a [$13,266,070] capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire in [2009 and 2016].
If a Fund should have dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) a Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code. For purposes of the dividends-received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.
If a Fund should have dividend income that qualifies for the reduced tax rate applicable to qualified dividend income, the maximum amount allowable will be designated by the Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.

Investment in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.
For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, and, to the extent such basis would be reduced below zero, that current recognition of income would be required.
Each Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if a Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sales rules applicable to certain options, futures, forwards, short sales or other transactions may also require a Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation, which may make it difficult or impossible for a Fund to obtain cash corresponding to its earnings or assets in those countries. However, a Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.
Each Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.
A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although they may in their sole discretion provide relevant information to shareholders.
Each Fund will be required to report to the IRS all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.
If a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.
The foregoing discussion relates solely to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.
Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund (subject to certain exceptions with respect to “interest-related dividend” and “short-term capital gain dividends” so designated by a Fund, which exceptions expire in 2010) and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file to backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.
The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that, provided that a Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay any Massachusetts income tax.

BROKERAGE ALLOCATION
Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser’s or Subadviser’s investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Funds’ trading practices and investments are reviewed quarterly by the officers of the Adviser and the Independent Trustees.
Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a “spread.” Investments in debt securities are generally traded on a “net” basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.
The Funds’ primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, a Fund’s trades may be executed by dealers that also sell shares of John Hancock Funds. However, the Adviser and Subadviser do not consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute a Fund’s portfolio transactions. To the extent consistent with the foregoing, a Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Subadviser of a Fund. The Adviser and Subadviser have implemented policies and procedures (approved by the Board) reasonably designed to ensure that a Fund’s selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.
Where research is available for cash payments, the Adviser pays for such research from its own resources and not with brokerage commission. In other cases, as permitted by Section 28(e) of the Exchange Act, a Fund may pay to a broker that provides brokerage and research services to a Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. “Commissions”, as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.
The term “brokerage and research services” includes research services received from broker-dealers which supplement the Adviser’s or Subadviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser’s or Subadviser’s personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.
The outside research assistance is useful to the Adviser or Subadviser since the broker-dealers used by the Adviser or Subadviser tend to follow a broader universe of securities and other matters than the Adviser’s or Subadviser’s staff can follow. In addition, the research provides the Adviser or Subadviser with a diverse perspective on financial markets. Research services provided to the Adviser or Subadviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Subadviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s or Subadviser’s clients, including a Fund. However, a Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.
The Adviser and Subadviser believe that the research services are beneficial in supplementing the Adviser’s or Subadviser’s research and analysis and that they improve the quality of the Adviser’s or Subadviser’s investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Subadviser. The advisory fee paid by a Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. However, to the extent that the Adviser or Subadviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser or Subadviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Subadviser may result in research information and statistical assistance beneficial to a Fund. The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis.
Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of a Fund or the Adviser’s other clients.
In effecting portfolio transactions on behalf of a Fund and the Adviser’s other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or “step-out,” a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser “stepped-out” would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
While the Adviser and/or the Subadviser will be primarily responsible for its allocation of a Fund’s brokerage business, the policies and practices of the Adviser or Subadviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

Brokerage Commissions Paid. The following table shows the brokerage commissions paid by the Funds in connection with portfolio transactions for: (i) the fiscal year ended December 31, 2007; (ii) the fiscal period ended October 31, 2008; and (iii) the fiscal year ended October 31, 2009.

	Year ended	Period ended	Year ended
Fund	December 31, 2007	October 31, 2008	October 31, 2009
Classic Value Fund	$6,857,969	$6,145,136	[ ]
U.S. Global Leaders Fund	$1,110,006	$1,076,756	[ ]
Commission Recapture Program. The Board has approved each Fund’s participation in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a fund. It provides a way to gain control over the commission expenses incurred by a fund’s advisor and/or subadviser, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. From time to time, the Board reviews whether participation in the recapture program is in the best interests of the Fund.
Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, a Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Subadviser (“Affiliated Brokers”). Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of a Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker’s contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of a Fund, the Adviser, the Subadviser or the Affiliated Broker. Because the Adviser or Subadviser that is affiliated with the Affiliated Broker has, as an investment adviser to a Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.
The Adviser’s indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (“Signator”). The Adviser’s indirect parent, Manulife Financial, is the parent of another broker-dealer, Manulife Financial Securities, LLC (“MF Securities”). Each of Signator and MF Securities is considered an Affiliated Broker.
Other investment advisory clients advised by the Adviser or Subadviser may also invest in the same securities as a Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Subadviser believes to be equitable to each client, including a Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, IPOs), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value Funds will likely not participate in initial public offerings as frequently as growth Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Subadviser may aggregate securities to be sold or purchased for a Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.
TRANSFER AGENT SERVICES
John Hancock Signature Services, Inc., P. O. Box 9510, Portsmouth, New Hampshire 03802-9510, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds.
The Funds pay Signature Services monthly a fee which is based on an annual rate of $16.50 for each shareholder account. The Funds also pays Signature Services monthly a fee, which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares and 0.04% of average daily net assets attributable to Class I shares of the Funds. The Funds also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs.
For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Funds. For such shareholders, Signature Services does not charge its account fee.
CUSTODY OF PORTFOLIO
Portfolio securities of the Funds are held pursuant to a custodian agreement between the Trust, on behalf of the Funds and State Street Bank and Trust Company (“State Street”), Lafayette Corporate Center, Two Avenue de Lafayette, Boston, MA 92111. Under the custodian agreement, State Street performs custody, foreign custody manager and fund accounting services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Funds for the fiscal year ended October 31, 2009, including the related financial highlights which appear in the Prospectuses, have been audited by [name of accounting firm], independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. [name of accounting firm] has offices at [accounting firm’s address], Boston, Massachusetts 02110.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Advisers, LLC (the “Adviser”) and John Hancock Funds, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.
REPORTS TO SHAREHOLDERS
The financial statements of the Funds for the fiscal year ended October 31, 2009 are incorporated herein by reference from each Fund’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
CODES OF ETHICS
The Trust, Adviser, Distributor and Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by a Fund.

APPENDIX A
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
Moody’s
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
S&P
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Fitch
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).
C
•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
–	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

–	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

–	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
Commercial Paper
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: This designation indicates that the degrees of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.
Dual Ratings
S&P assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

APPENDIX B
PROXY VOTING SUMMARY OF THE ADVISER, THE JOHN HANCOCK FUNDS AND THE SUBADVISERS
JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
&
JOHN HANCOCK ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
General
John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC (collectively the “Adviser”) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as the investment adviser to a number of management investment companies (including series thereof) (each a “Fund”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser generally retains one or more subadvisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Adviser may elect to manage directly the assets of a Fund, including voting proxies with respect to its portfolio securities, or a Fund’s board of trustees or directors may otherwise delegate to the Adviser authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client. Pursuant thereto, the Adviser has adopted and implemented these proxy voting policies and procedures (the “Procedures”).
Fiduciary Duty
The Adviser has a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.
Voting of Proxies
The Adviser will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s board of trustees or directors. The decision on how to vote a proxy will be made by the person(s) to whom the Adviser has from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) and a Proxy Voting Committee, as described below.
When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:
• The Designated Person will vote based on what it believes to be in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.

• Each voting decision will be made independently. The Designated Person may enlist the services of reputable professionals (who may include persons employed by or otherwise associated with the Adviser or any of its affiliated persons) or independent proxy evaluation services such as Institutional Shareholder Services, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.
• The Adviser believes that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management and, in general, will vote as recommended by such management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.
• As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same mandates.
• The Adviser will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Adviser’s voting of proxies with respect to the Fund’s portfolio securities.
Material Conflicts of Interest
In carrying out its proxy voting responsibilities, the Adviser will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Adviser or any of its affiliated persons. Affiliates of the Adviser include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Adviser or any of its affiliates has a substantial equity or other interest.
If the Adviser or a Designated Person becomes aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Adviser’s Legal and Compliance Department. If the Legal and Compliance Department determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.
Voting Proxies of Underlying Funds of a Fund of Funds
The Adviser or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a fund of funds (a “Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.
Proxy Voting Committee(s)

The Adviser will from time to time, and on such temporary or longer term basis as it deems appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Adviser’s Chief Compliance Officer (“CCO”) and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Procedures.
Records Retention
The Adviser will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Procedures as may be required from time to time by applicable law and regulations, including the following:
i.	these Procedures and all amendments hereto;

ii.	all proxy statements received regarding Fund portfolio securities;

iii.	records of all votes cast on behalf of a Fund;

iv.	records of all Fund requests for proxy voting information;

v.	any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

vi.	all records relating to communications with the Funds regarding Conflicts; and

vii.	all minutes of meetings of Proxy Voting Committees.
Reporting to Fund Boards
The Adviser will provide the board of trustees or directors of a Fund (the “Board”) with a copy of these Procedures, accompanied by a certification that represents that the Procedures have been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Adviser will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to the Procedures.
The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Procedures during the period covered by the report.
If the Adviser votes any proxies in a manner inconsistent with either these Procedures or a Fund’s proxy voting policies and procedures, the Adviser will provide the CCO with a report detailing such exceptions.
In the case of proxies voted by a subadviser to a Fund (a “Subadviser”) pursuant to the Fund’s proxy voting procedures, the Adviser will request the Subadviser to certify to the Adviser that the Subadviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Procedures and to provide the Adviser will a report detailing any instances where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The Adviser will then report to the Board on a quarterly basis regarding the Subadviser certification and report to the Board any instance where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.
Adopted: December 2007

JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and NYSE Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s SAI (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)

Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and NYSE Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008
John Hancock Funds III	September 11, 2007	June 10, 2008
John Hancock Bond Trust	September 11, 2007	June 10, 2008
John Hancock California Tax-Free Income Fund	September 11, 2007	June 10, 2008
John Hancock Capital Series	September 11, 2007	June 10, 2008
John Hancock Current Interest	September 11, 2007	June 10, 2008
John Hancock Equity Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust II	September 11, 2007	June 10, 2008
John Hancock Investment Trust III	September 11, 2007	June 10, 2008
John Hancock Municipal Securities Trust	September 11, 2007	June 10, 2008
John Hancock Series Trust	September 11, 2007	June 10, 2008
John Hancock Sovereign Bond Fund	September 11, 2007	June 10, 2008
John Hancock Strategic Series	September 11, 2007	June 10, 2008
John Hancock Tax-Exempt Series	September 11, 2007	June 10, 2008
John Hancock World Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund II	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund III	September 11, 2007	June 10, 2008
John Hancock Patriot Premium Dividend Fund II	September 11, 2007	June 10, 2008
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007	June 10, 2008
John Hancock Income Securities Trust	September 11, 2007	June 10, 2008
John Hancock Investors Trust	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007	June 10, 2008

Pzena Investment Management, LLC
Amended and Restated
Proxy Voting Policies and Procedures
Effective July 1, 2003
and
Further amended March 15, 2004, August 1, 2004 and July 19, 2006
I. Requirements Described
     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the “Advisers Act”), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser’s fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
     B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies’ (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and (5) approach to corporate social responsibility.
     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:
1.	Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

2.	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

3.	In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

4.	No one can direct the investment manager’s vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

5.	The client must periodically monitor the adviser’s voting activities, and both the client’s monitoring activities and the adviser’s voting activities (including the votes cast in each particular case) must be documented.
II. Procedures
     A. Introduction
     As of October 1, 2001, PIM (“PIM”) began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. (“ISS”). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International—Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).1
     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS’s recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.
     B. Compliance Procedures
     PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst’s compliance with such procedures when voting. The Chief Compliance Officer is responsible for monitoring overall compliance with these procedures.
     C. Voting Procedures
     1. Determine Proxies to be Voted
          Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are

[1]	This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM’s records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm’s Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company’s Annual Report, the proxy analysis by ISS, a blank disclosure of personal holdings form, and one or more vote record forms.2 The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.
          If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst’s recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
     2. Identify Conflicts and Vote According to Special Conflict Resolution Rules
          The primary consideration is that PIM act for the benefit of its clients and place its client’s interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM’s advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM’s Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.
     a. PIM has identified the following areas of potential concern:
•	Where PIM manages any pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios.

•	Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

[2]	A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

•	Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

•	Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.
     b. To address the first potential conflict identified above, PIM’s Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM’s Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     c. To address the second potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM’s clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     d. To address the third potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM’s individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     e. To address the fourth potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     f. The following special rules shall apply when a conflict is noted in the red folder:
     i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst’s determination whether a vote for or against a proposal is in the best interests of PIM’s clients.
     iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of its other clients.
     iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
     v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
          A designated member of PIM’s client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM’s conflict of interest, the ISS recommendation, and PIM’s recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy in the manner it deems to be in the best interest of the client.
          When PIM’s conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM’s model.
          On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.
          3. Vote

          Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
          The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special “Disclosure of Personal Holdings Form” (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst’s votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
          Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
     i. With respect to incentive option arrangements:
•	The proposed plan is in excess of 10% of shares, or

•	The company has issued 3% or more of outstanding shares in a single year in the recent past, or

•	The new plan replaces an existing plan before the existing plan’s termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:
    A = the number of shares reserved under the new plan/amendment
    B = the number of shares available under continuing plans
    C = granted but unexercised shares under all plans
    D = shares outstanding, plus convertible debt, convertible equity, and warrants
     ii. With respect to severance, golden parachute or other incentive compensation arrangements:

•	The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry (based solely on information about those arrangements which may be found in the company’s public disclosures and in ISS reports); or

•	The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

•	The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.
     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
     h. Oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:
•	PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit (“other”) fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

In applying the above fee formula, PIM will use the following definitions:
–	Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

–	Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

–	Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
•	PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

•	PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

•	PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

•	PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.
     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
     It is understood that PIM’s and ISS’s ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM’s standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS’s recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.

     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM’s clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.
     4. Return Proxies
     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.
     5. Changing a Vote
     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
III. Corporate Actions
PIM shall work with the clients’ Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system’s Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm’s Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM’s Operations Administrative Personnel also will check the Company’s website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.
IV. Client Disclosures
On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM’s ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.
PIM will provide proxy voting summary reports to clients, on request. With respect to PIM’s mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.
V. Recordkeeping
     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM’s principal office and 3 years in offsite storage.
i.	Copies of PIM’s proxy voting policies and procedures, and any amendments thereto.

ii.	Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

iii.	The vote cast for each proposal overall as well as by account.

iv.	Records of any calls or other contacts made regarding specific proxies and the voting thereof.

v.	Records of any reasons for deviations from broad voting guidelines.

vi.	Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

vii.	A record of proxies that were not received, and what actions were taken to obtain them.

viii.	Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).
VI. Review of Policies
The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM’s proxy committee. This committee consists of PIM’s Director of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

SUSTAINABLE GROWTH ADVISERS, LP
PROXY VOTING POLICY AND PROCEDURES
Statement of Policy
     Sustainable Growth Advisers, LP (“SGA”) acts as a discretionary investment adviser for various clients and registered mutual Funds. Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives. SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.
     SGA’s policies and procedures are based on the following: legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.
     The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients’ best interests will be served. The proxy vote is an asset belonging to the client. SGA votes the proxies to positively influence corporate governance in a manner that, in SGA’s best judgment, enhances shareholder value.
     SGA takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:
1. Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directives. In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than SGA.
2. Once a client account has been terminated with SGA in accordance with the investment advisory agreement, SGA will not vote any proxies received after the termination.
3. Security positions that are completely sold from a clients account between proxy record date and meeting date, SGA will not vote the proxy.
4. Proxies for securities held in an unsupervised portion of the client’s account generally will not be voted.
5. Proxies for securities on loan that must be recalled in order to vote; generally will not be voted.
6. Specialized treatment in voting proxies when directed in the advisory contract or other written directives. These directions to vote proxies may be different from SGA’s policy and procedures.
7. Specialized treatment may be applied to ERISA accounts as SGA’s responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time. Clients can also obtain information on how proxies were voted.

Procedures
     Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.
     Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.
     As part of recordkeeping the following documents are maintained: (1) copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by SGA that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and SGA’s written response to any (written or oral) client request for such records. These records are maintained for a period of five years.
Categories of Issues
     It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. If we frequently disagree with management, we will generally sell the stock. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.
     Following are examples of agenda items that SGA generally approves:
Election of Directors: Unless SGA has reason to object to a given director, each director on management’s slate is approved.
Approval of Auditors: SGA generally defers to management in picking a CPA firm and votes for management’s choice.
Directors’ Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, SGA generally approves.
Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and SGA generally approves.
Increase in the Common Share Authorization: As long as the increase is reasonable, SGA generally approves.
Stock Purchase Plans: SGA believes that equity participation plans positively motivate management, directors and employees. Therefore, SGA generally approves stock purchase plans unless we have reason to object.
Stock Option Plans and Stock Participation Plans: If in SGA’s judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.

     Following are examples of issues presented for shareholder vote that are generally opposed because their approval is judged not to be in the best interest of the client.
Elimination of Pre-Emptive Rights: Pre-emptive rights have value to the stockholder. They can be sold outright or used to buy additional shares, usually at a significant discount to the stock’s market price. To approve their elimination would mean giving away something of potential value to the client. Elimination of pre-emptive rights also potentially dilutes the shareholders’ proportionate share of current holdings and diminishes shareholder rights or control over management. Therefore, SGA generally opposes their elimination.
Poison Pills: These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover. Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company. SGA generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.
Proposals to Establish Staggered Boards: Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed. It is SGA’s judgment that uninvited bids for the company’s stock should not be discouraged. They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder. It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.
New Classes of Shares Having Different Voting Rights: These are not in the client’s best interest because they are contrary to the principle of “one share one vote” and could dilute the current stockholders’ control.
Shareholders Proposals That Offer No Specific Economic Benefit to the Client: When social issues are proposed by one or more shareholders, SGA evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business. If the proposal offers no economic benefit, it is generally opposed.
Conflicts of Interest
     SGA’s proxy voting policies and procedures are designed to ensure that proxies are properly voted, material conflicts are avoided, and fiduciary obligations are fulfilled.
     SGA personnel may be nominated to serve on the board of directors of a portfolio company. In these cases, the SGA employee serving as director must balance his or her duty owed to SGA’s clients with his or her duty owed to all of the shareholders of the Company. The SGA Proxy Committee (the “Committee”) will make decision on how to vote the proxies of a portfolio company where an SGA employee serves as director on the board. The Committee presently consists of the three principals of SGA. Any investment professional serving on the committee shall not have primary responsibility for SGA’s relationship with the applicable portfolio company.
There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.

     To obtain information on how Sustainable Growth Advisers, LP has voted proxies, you may contact us at:
Sustainable Growth Advisers, LP
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901
By phone: (203) 348-4742
By fax: (203) 348-4732
E-mail: mgreve@sgadvisers.com

JOHN HANCOCK CAPITAL SERIES
PART C
OTHER INFORMATION
Item 23. Exhibits.

99.(a)	Amended and Restated Declaration of Trust dated March 8, 2005 — previously filed as exhibit 99.(a) to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(a).1	Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C and Class R Shares of Beneficial Interest of John Hancock Allocation Core Portfolio and John Hancock Allocation Growth + Value Portfolio dated June 7, 2005 to Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).2 to post-effective amendment number 74 filed on May 2, 2005, accession number 0001010521-05-000233.

99.(a).2	Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C and Class I Shares of Beneficial Interest of John Hancock International Classic Value Fund dated December 6, 2005 to Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).2 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(a).3	Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C, Class I, Class R and Class NAV Shares of Beneficial Interest of John Hancock Classic Value Fund II dated June 6, 2006 to Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).3 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(a).4	Amendment of Section 5.11 and Establishment and Designation of Class NAV Shares of Beneficial Interest of John Hancock International Classic Value dated September 18, 2006 to Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).4 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(a).5	Amendment dated June 24, 2005 to Amended and Restated Declaration of Trust dated March 8, 2005 regarding change of address of principal place of business. — previously filed as exhibit 99.(a).5 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(a).6	Amendment of Section 5.11 and Redesignation of Class R Shares of Beneficial Interest of Registrant as Class R1 Shares dated February 12, 2007 to the Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).6 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(a).7	Amendment of Section 5.11 and Abolition of John Hancock Allocation Core Portfolio and John Hancock Growth + Value Portfolio dated November 2, 2007 to the Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).6 to post-effective amendment number 80 filed on April 25, 2008, accession number 0000950135-08-002978.

99.(a).8	Amendment of Section 5.11 and Abolition of John Hancock Core Equity Fund dated October 3, 2008 to the Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).8 to post-effective amendment no. 81 filed on February 27, 2009, accession number 0000950135-09-001374.

99.(a).9	Amendment of Section 5.11 and Abolition of John Hancock International Classic Value Fund dated March 10, 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).9 to post-effective amendment no. 82 filed on May 15, 2009, accession number 0000950135-09-004072.

99.(a).10	Amendment of Section 5.11 and Establishment of Class R3, Class R4 and Class R5 shares of Beneficial Interest for John Hancock Classic Value Fund (“Classic Value”) dated May 7, 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005. — previously filed as exhibit 99.(a).10 to post-effective amendment no. 82 filed on May 15, 2009, accession number 0000950135-09-004072.

99.(a).11	Amendment of Section 5.11 and Abolition of John Hancock Large Cap Select Fund dated September 1. 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005. — FILED HEREWITH.

99.(a).12	Amendment of Section 5.11 and Abolition of John Hancock Classic Value Fund II dated September 1. 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005. — FILED HEREWITH.

99.(b)	Amended and Restated By-Laws dated March 8, 2005 — previously filed as exhibit 99.(b) to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(b).1	Amendment dated March 11, 2008 to Amended and Restated By-Laws dated March 8, 2005. — previously filed as exhibit 99.(b).1 to post-effective amendment no. 81 filed on February 27, 2009, accession number 0000950135-09-001374.

99.(b).2	Amendment dated June 9, 2009 to Amended and Restated By-Laws dated March 8, 2005. — FILED HEREWITH.

99.(c)	Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.(d)	Investment Management Contract dated May 13, 2002 among Registrant and John Hancock Advisers, LLC (the “Adviser”) on behalf of John Hancock U.S. Global Leaders Growth Fund (“U.S. Global Leaders”)— previously filed as exhibit 99.(d).2 to post-effective amendment number 61 on April 3, 2002, accession number 0001010521-02-000150.

99.(d).1	Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, and the Adviser. — previously filed as exhibit 99.(d).5 to post-effective amendment number 65 on February 28, 2003, accession number 0001010521-03-000101.

99.(d).2	Sub-Investment Management Contract dated November 8, 2003 between Registrant, on behalf of Classic Value, the Adviser and Pzena Investment Management, LLC (“Pzena”). — previously filed as exhibit 99.(d).6 to post-effective amendment number 65 on February 28, 2003, accession number 0001010521-03-000101.

99.(d).3	Sub-Investment Management Contract dated February 16, 2004 among Registrant, on behalf of U.S. Global Leaders, the Adviser, and Sustainable Growth Advisers, LP (“SGA”). — previously filed as exhibit 99.(d).8 to post-effective amendment number 71 on March 1, 2004, accession number 0001010521-04-000070.

99.(d).4	Amendment dated March 31, 2005 to Sub-Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, the Adviser, and Pzena. — previously filed as exhibit 99.(d).9 to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(d).5	Amendment dated July 1, 2005 to Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, and the Adviser. — previously filed as exhibit 99.(d).10 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(d).6	Amendment dated July 1, 2006 to Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, and the Adviser. — previously filed as exhibit 99.(d).16 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(d).7	Amendment dated March 26, 2008 to Sub-Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, the Adviser and Pzena. — previously filed as exhibit 99.(d).19 to post-effective amendment number 80 filed on April 25, 2008, accession number 0000950135-08-002978.

99.(d).8	Amendment dated March 31, 2008 to Sub-Investment Management Contract dated February 16, 2004 among Registrant, on behalf of U.S. Global Leaders, the Adviser, and SGA. — previously filed as exhibit 99.(d).18 to post-effective amendment no. 81 filed on February 27, 2009, accession number 0000950135-09-001374.

99.(d).9	Amendment dated October 1, 2009 to Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, and the Adviser. — FILED HEREWITH.

99.(d).10	Amendment dated October 1, 2009 to Sub-Investment Management Contract dated November 8, 2002 among Registrant, on behalf of Classic Value, the Adviser and Pzena. — FILED HEREWITH.

99.(e)	Underwriting Contracts. Distribution Agreement dated August 1, 1991 among Registrant and John Hancock Broker Distribution Services, Inc. (renamed John Hancock Funds, LLC (the “Distributor”)) — previously filed as exhibit 99.(b).6 with post-effective amendment number 44 on April 26, 1995, accession number 0000950146-95-000180.

99.(e).1	Amendment dated May 13, 2002 to Distribution Agreement of August 1, 1991 among Registrant, on behalf of U.S. Global Leaders, and the Distributor. — previously filed as exhibit 99.(e).5 with post-effective amendment number 61 on April 3, 2002, accession number 0001010521-02-000150.

99.(e).2	Amendment dated November 8, 2002 to Distribution Agreement of August 1, 1991 among Registrant, on behalf of Classic Value, and the Distributor. — previously filed as exhibit 99.(e).6 to post-effective amendment number 65 on February 28, 2003, accession number 0001010521-03-000101.

99.(e).3	Form of Soliciting Dealer Agreement between the Distributor and Selected Dealers — previously filed as exhibit 99.(e).2 to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(e).4	Form of Financial Institution Sales and Service Agreement between the Distributor (formerly John Hancock Funds, Inc.) and the John Hancock funds — previously filed as exhibit 99.B6.3 with post-effective amendment number 44 on April 26, 1995, accession number 0000950146-95-000180.

99.(e).5	Form of Amendment to John Hancock Funds, LLC Selling Agreement — previously filed as exhibit 99.(e).11 to post-effective amendment number 76 filed on March 1, 2006, accession number 0001010521-06-000156.

99.(f)	Not Applicable.

99.(g)	Custodian Agreement. Master Custodian Agreement dated September 10, 2008 between John Hancock Mutual Funds and State Street Bank and Trust Company. — previously filed as exhibit 99.(g).1 to post-effective amendment no. 81 filed on February 27, 2009, accession number 0000950135-09-001374.

99.(h)	Other Material Contracts. Accounting and Legal Services Agreement dated January 1, 1996 between John Hancock Mutual Funds and the Adviser (formerly John Hancock Advisers, Inc.) — previously filed as exhibit 99.B9.2 to post-effective amendment number 46 filed on June 14, 1996, accession number 0001010521-96-000095.

99.(h).1	Amendment dated March 8, 2005 to Accounting and Legal Services Agreement dated January 1, 1996. — previously filed as exhibit 99.(h).9 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(h).2	Master Transfer Agency and Service Agreement dated June 1, 2007 between the John Hancock Mutual Funds advised by the Adviser and John Hancock Signature Services, Inc. — previously filed as exhibit 99.(h) to post-effective amendment number 80 filed on April 25, 2008, accession number 0000950135-08-002978.

99.(h).3	Amendment dated June 1, 2008 to Master Transfer Agency and Service Agreement dated June 1, 2007. — previously filed as exhibit 99.(h).3 to post-effective amendment no. 81 filed on February 27, 2009, accession number 0000950135-09-001374.

99.(i)	Legal Opinion — previously filed as exhibit 99.(j) to post-effective amendment no. 82 filed on May 15, 2009, accession number 0000950135-09-004072.

99.(j)	Not Applicable.

99.(k)	Not Applicable.

99.(l)	Not Applicable.

99.(m)	Rule 12b-1 Plan. Class A, B and C Distribution Plans dated May 13, 2002 between Registrant, on behalf of U.S. Global Leaders, and the Distributor. — previously filed as exhibit 99.(m).2 to post-effective amendment number 61 on April 3, 2002, accession number 0001010521-02-000150.

99.(m).1	Class A, B and C Distribution Plans dated November 8, 2002 between Registrant, on behalf of Classic Value, and the Distributor. — previously filed as exhibit 99.(m).3 to post-effective amendment number 65 on February 28, 2003, accession number 0001010521-03-000101.

99.(m).2	Class R Distribution Plan dated August 1, 2003 between Registrant, on behalf of Classic Value, and the Distributor. — previously filed as exhibit 99.(m).5 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).3	Class R Distribution Plan dated August 1, 2003 between Registrant, on behalf of U.S. Global Leaders, and the Distributor. — previously filed as exhibit 99.(m).6 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).4	Class R Service Plan dated August 1, 2003 between Registrant, on behalf of Classic Value, and the Distributor. — previously filed as exhibit 99.(m).7 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).5	Class R Service Plan dated August 1, 2003 between Registrant, on behalf of U.S. Global Leaders, and the Distributor. — previously filed as exhibit 99.(m).8 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).6	Class R3, R4 and R5 Distribution Plans dated May 1, 2009 between Registrant, on behalf of Classic Value, and the Distributor. — FILED HEREWITH.

99.(m).7	Class R3, R4 and R5 Service Plans dated May 1, 2009 between Registrant, on behalf of Classic Value, and the Distributor.. — FILED HEREWITH.

99.(n)	Rule 18f-3 Plan. Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated May 7, 2009 for John Hancock Mutual Funds advised by the Adviser. — previously filed as exhibit 99.(n) to post-effective amendment no. 82 filed on May 15, 2009, accession number 0000950135-09-004072.

99.(p)	Code of Ethics. Code of Ethics dated January 1, 2008 of the Adviser, LLC, John Hancock Investment Management Services, LLC, the Distributor, and each open-end and closed-end fund advised by a John Hancock adviser. — previously filed as exhibit 99.(p).1 to post-effective amendment number 80 filed on April 25, 2008, accession number 0000950135-08-002978.

99.(p).1	Code of Ethics dated October 25, 2007 for Pzena. — previously filed as exhibit 99.(p).2 to post-effective amendment number 80 filed on April 25, 2008, accession number 0000950135-08-002978.

99.(p).2	Code of Ethics dated July 2003 for SGA. — previously filed as exhibit 99.(p).5 to post-effective amendment number 71 filed on March 1, 2004, accession number 0001010521-04-000070.

99.(p).3	Code of Ethics dated December 1, 2005 for Independent Directors/Trustees of the John Hancock Funds. — previously filed as exhibit 99.(p).6 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(q)	Power of Attorney dated May 7, 2009 — previously filed as exhibit 99.(q) to post-effective amendment number 82 filed on May 15, 2009, accession number 0000950135-09-0004072.
Item 24. Persons Controlled by or under Common Control with Registrant.
No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.
Indemnification provisions relating to the Registrant’s Trustees, officers, employees and agents are set forth in Article IV of the Registrant’s Declaration of Trust included as Exhibit (a) herein.
Under Section 12 of the Distribution Agreement, the Distributor has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.
Section 9(a) of the By-Laws of John Hancock Life Insurance Company (“the Insurance Company”) provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.
Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC (“the Adviser”) provide as follows:
“Section 5.06. Indemnity and Exculpation.”
(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.
(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an “Indemnitee”), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.
(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.
(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys’ fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.
(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.
(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question (“Disinterested Directors”), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.
(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.
Item 26. Business and Other Connections of Investment Advisers.
For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Funds II, John Hancock Funds III, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Municipal Securities Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series and John Hancock Tax-Exempt Series Fund.
(b) The following table presents certain information with respect to each director and officer of the Distributor. The principal business address of each director or officer is 601 Congress Street, Boston, Massachusetts 02110.

POSITIONS AND
	POSTIONS AND OFFICES WITH	OFFICES WITH
NAME	UNDERWRITER	REGISTRANT
James R. Boyle	Director, Chairman	Trustee

Keith F. Hartstein	Director, President and Chief Executive Officer	President and Chief Executive Officer

John G. Vrysen	Director, Executive Vice President and Chief Operating Officer	Trustee

Michael Mahoney	Chief Compliance Officer	None

Peter Levitt	Treasurer	None

John J. Danello	Senior Vice President, Chief Legal Counsel	Vice President, Law

Thomas M. Kinzler	Secretary	Secretary and Chief Legal Officer

Declan O’Beirne	Chief Financial Officer	None

Andrew G. Arnott	Senior Vice President	Chief Operating Officer

Jeff Duckworth	Senior Vice President	None

Carey Hoch	Senior Vice President	None

Howard Cronson	Vice President and Assistant Treasurer	None

Krishna Ramdial	Vice President, Treasury	None
(c) None.
Item 28. Location of Accounts and Records.
All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the possession and custody of Registrant’s custodian, State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, and its transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217, with the exception of certain corporate documents and portfolio trading documents, which are in the possession and custody of John Hancock

Advisers, LLC, 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser and each of the respective subadvisers to the Funds.
By Pzena Investment Management, LLC, the subadviser to Classic Value, at its offices at 120 West 45th Street, New York, New York 10036.
By Sustainable Growth Advisers, LP, the subadviser to U.S. Global Leaders, at its offices at 3 Stamford Plaza, 301 Tresser Blvd., Suite 1310, Stamford, Connecticut 06901.
Item 29. Management Services.
Not Applicable.
Item 30. Undertakings.
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 17th day of December, 2009.

JOHN HANCOCK CAPITAL SERIES TRUST
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein	President and	December 17, 2009
Keith F. Hartstein	Chief Executive Officer

/s/ Charles A. Rizzo	Chief Financial Officer	December 17, 2009
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/James R. Boyle*	Trustee	December 17, 2009
James R. Boyle

/s/James F. Carlin*	Trustee	December 17, 2009
James F. Carlin

/s/William H. Cunningham*	Trustee	December 17, 2009
William H. Cunningham

/s/Deborah C. Jackson*	Trustee	December 17, 2009
Deborah C. Jackson

/s/Charles L. Ladner*	Trustee	December 17, 2009
Charles L. Ladner

/s/Stanley Martin*	Trustee	December 17, 2009
Stanley Martin

/s/John A. Moore*	Trustee	December 17, 2009
John A. Moore

/s/Patti McGill Peterson*	Trustee	December 17, 2009
Patti McGill Peterson

/s/Steven R. Pruchansky*	Trustee	December 17, 2009
Steven R. Pruchansky

/s/Gregory A. Russo*	Trustee	December 17, 2009
Gregory A. Russo

/s/John G. Vrysen*	Trustee	December 17, 2009
John G. Vrysen

*	By: Power of Attorney

By:	/s/David D. Barr

David D. Barr
Attorney-in-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective
Amendment No. 82 on May 15, 2009.

Exhibit Index

99.(a).11	Amendment of Section 5.11 and Abolition of John Hancock Large Cap Select Fund dated September 1. 2009.

99.(a).12	Amendment of Section 5.11 and Abolition of John Hancock Classic Value Fund II dated September 1. 2009.

99.(b).2	Amendment dated June 9, 2009 to Amended and Restated By-Laws dated March 8, 2005.

99.(d).9	Amendment dated October 1, 2009 to Investment Management Contract on behalf of John Hancock Classic Value Fund.

99.(d).10	Amendment dated October 1, 2009 to Sub-Investment Management Contract on behalf of John Hancock Classic Value Fund.

99.(m).6	Class R3, R4, and R5 Distribution Plan dated May 1, 2009.

99.(m).7	Class R3, R4, and R5 Service Plan dated May 1, 2009.